UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Portfolio Series Annual report for the year ended October 31, 2022

Invest in portfolios
designed to pursue
real-life objectives

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended September 30, 2022 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Expense ratios

American Funds® Global Growth Portfolio
Class F-2 shares	–28.83%	4.07%	7.73%	0.57%
Class A shares (reflecting 5.75% maximum sales charge)	–33.07	2.58	6.85	0.81

American Funds® Growth Portfolio
Class F-2 shares	–27.07	5.42	9.14	0.49
Class A shares (reflecting 5.75% maximum sales charge)	–31.45	3.91	8.25	0.74

American Funds® Growth and Income Portfolio
Class F-2 shares	–17.92	4.83	7.45	0.45
Class A shares (reflecting 5.75% maximum sales charge)	–22.87	3.35	6.57	0.68

American Funds® Moderate Growth and Income Portfolio
Class F-2 shares	–15.89	4.13	6.68	0.44
Class A shares (reflecting 5.75% maximum sales charge)	–20.95	2.67	5.80	0.66

American Funds® Conservative Growth and Income Portfolio
Class F-2 shares	–10.76	3.18	5.30	0.40
Class A shares (reflecting 5.75% maximum sales charge)	–16.09	1.74	4.44	0.63

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	–12.29	3.62	5.94	0.41
Class A shares (reflecting 3.75% maximum sales charge)	–15.73	2.60	5.27	0.63

American Funds® Preservation Portfolio
Class F-2 shares	–7.13	0.64	0.85	0.38
Class A shares (reflecting 2.50% maximum sales charge)	–9.66	–0.12	0.33	0.64

American Funds® Tax-Exempt Preservation Portfolio
Class F-2 shares	–6.10	0.54	1.27	0.35
Class A shares (reflecting 2.50% maximum sales charge)	–8.67	–0.20	0.75	0.57

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Results at a glance

6	The value of a long-term perspective

10	A look inside the funds

14	Investment portfolios

25	Financial statements

101	Board of trustees and other officers

Fellow investors:

As we present the American Funds Portfolio Series annual report for the twelve-month period ended October 31, 2022, we acknowledge that a turbulent year took its toll on markets and economies. In some cases, the effects were more significant than economists had expected. As always, however, we emphasize the need for a long-term view when investing to pursue financial goals.

All funds of funds in the series posted negative returns for the period. The steepest declines were in the growth portfolios, with American Funds Global Growth Portfolio and American Funds Growth Portfolio falling 29.06% and 27.92% respectively. As expected, losses for preservation portfolios were not as marked. This year, American Funds Tax-Exempt Preservation Portfolio and American Funds Preservation Portfolio posted negative results at –6.04% and –7.27%, respectively.*

About the series

The series consists of eight funds of funds that offer rigorously researched and analyzed fund mixes designed to pursue investor goals based on time frame and risk tolerance. Go to page 10 for details on the underlying American Funds in each portfolio. The seven-member Capital Group Portfolio Solutions Committee oversees and regularly monitors the series. They average 30 years of investment industry experience.†

The economy

Following strong gains for global equities toward the end of the last reporting period (October 2021), the world experienced separate and tumultuous crises going into the first quarter of 2022 and continuing throughout the year. This year we’ve seen record inflation, a bear market leading to a probable recession, the continuation of the COVID-19 pandemic with its far-reaching effects, and a new ground war in Europe that caused global disruption to energy and agriculture markets. All these factors combined had drastic effects on global markets. Such tumultuous events aren’t new, but most haven’t happened for decades, and never all at once.

Despite such strong headwinds, we believe there are still reasons for optimism. Companies and people are remarkably resilient. For example, in response to the natural gas supply shock in Europe, households have lowered thermostats and heavy industry has found alternatives to industrial gas. As a result, the pursuit of sustainability has gained momentum as it becomes clear that resisting change is much riskier than it was formerly perceived to be.

During this reporting period, inflation hit its highest levels in 40 years. In February, the Consumer Price Index climbed 7.9% from the previous year. Gasoline prices surged 38% and grocery spending spiked 8.6%. Excluding food and energy, core

*	Class F-2 shares, one-year cumulative returns as of October 31, 2022.
†	As of December 31, 2021.

The portfolio series funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The expense ratios are restated to reflect current fees.

Allocations may not achieve investment objectives. The portfolios’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds Portfolio Series	1

inflation rose 6.4%, including a 41.2% increase in used car prices. While we saw a rise in inflation in early 2021, it became a much more significant problem than expected over most of 2022.

Russian tanks rolled into Ukraine in Europe’s first major land war since World War II. Of course, the most dire consequences of war are death, suffering and destruction in the war zone and occupied territories. But the war has also had a profound impact on the global economy and markets.

The conflict sent energy prices soaring amid the sabotage of the Nord Stream 1 pipeline and appeals for allied nations to shun Russian oil and gas. The spike in gas prices, the likes of which we haven’t seen since the 1970s, is having huge social and economic costs in Europe. European countries have amassed enough reserves to make it through the winter of 2022–2023, but prices remain high enough to drive many households below the poverty line, putting an immense strain on European governments. Germany, the largest economy in Europe, risks deindustrialization if shortages persist.

Ukraine is a key supplier of grain and, along with Russia, a major provider of fertilizer products. As such, the war has disrupted agricultural markets, triggering a global food crisis — evidenced by a spike in food prices in developed nations and food supply deficiencies in developing market countries.

Until this year, the U.K. was seen as a stable country, but economists have noted that it appears to be exhibiting developing-country behavior in the marketplace. The country has been through a complex period of political turmoil that saw a revolving door of prime ministers and controversial tax-cut plans that were ultimately dropped. In October 2022, the U.K. Gilt 30-year bond declined 400 basis points, a loss of nearly half its value for holders of the instrument.

China’s economy declined as well, mainly due to a collapsing property market and to China’s zero-COVID policy. In last year’s annual report, we noted that the property market in China had been shaken, but this subsequently threatened to evolve into a financial crisis. Shutdowns and restrictions due to the zero-COVID policy have had a severe impact on domestic economic activity and global supply chains.

In addition to these events, the challenging global effects of the pandemic, such as severe supply chain problems and a dramatic shrinking of the labor force in most regions, have persisted, dashing hopes for a quick resolution.

As a note on the actions of the U.S. Federal Reserve and other central banks, it might be tempting to assume that the Fed drives market behaviors. However, in practice, the Fed reacts to world events and their impact on economies and markets. With inflation rising to levels not seen since the beginning of the 1980s, the Fed increased its key policy rate by 50 basis points in May, then 75 basis points in June — the largest single rate hike by the U.S. central bank since 1994. Then, the Fed raised the rate another 75 basis points in July and did the same again in September. Many other central banks moved aggressively to hike interest rates as well.

While U.S. gross domestic product declined in the first and second quarters of 2022, it rose 2.6% in the third amid countering increases in wages and inflation. This created signs of hope for long-term economic resilience but did not allay recession fears.

The stock market

Global equity markets realized gains in 2021, fueled by strong returns from growth stocks and ongoing government stimulus measures. U.S. equities outpaced nearly all other developed markets, with investors shrugging off spiking COVID-19 cases from the highly contagious omicron variant.

However, equity gains faded quickly due to volatility in the new year, caused by higher inflation, rising rates and the Russia-Ukraine war, which accelerated a broad selloff that commenced in late 2021. Despite a robust July rally, stocks fell sharply again in the second and third quarters of 2022, owing to these continuing concerns and slowing global economic growth fueling recession worries.

From the end of last year to May 2022, growth stocks declined more than value stocks, a derailing of a decades-long trend.

The bond market

Fixed income markets came under pressure at the end of 2021 amid rising inflation and central bank actions. The Fed and the Bank of England both hiked rates during the first quarter, and the Fed moved to reduce its bond-buying program, as did other central banks. Bonds declined sharply as high inflation and the initiation of interest rate hikes weighed on fixed income markets. The Bloomberg

2	American Funds Portfolio Series

U.S. Aggregate Index lost 5.93% over the first quarter of 2022. The U.S. Treasury yield curve flattened significantly as short-term rates rose.

Bond markets tumbled around the world in the third quarter as central banks fought inflation with more rate hikes. Some major economies saw consumer prices rise by 8% to 10% annualized, surpassing 40-year highs.

Inside the series

Global and U.S. stocks were strong at the end of 2021, with corporate earnings and ongoing government stimulus measures pushing markets upward. However, as detailed above, markets declined sharply in the beginning of 2022.

By the third quarter of 2022, equity funds with a growth-and-income focus, which tend to hold larger investments in consumer discretionary companies, outpaced those with a growth focus. Funds with larger positions in U.S. companies fared better than those with non-U.S. stocks, which saw dampened returns due to a sharp rally in the U.S. dollar. Generally, funds with a fixed income focus held up better than those an equity focus.

Looking forward

Hope for the future should rest on past success. History shows that economies and markets have stronger recoveries following major wars and recessions. The decades following World War II saw flourishing innovation and prosperity. People and markets have shown their ability to endure, and once we get through this difficult time, we could be well-positioned for a similarly prosperous future.

Finally, our 90-year focus on exhaustive, fundamental research and investor well-being is designed for tough times. While no one could have predicted the extreme nature of this year’s turmoil, it is the reason we seek to invest in solid, stable, mature companies that we expect will be able to live up to their commitments.

Careful securities selection remains at the core of our investment process. We continue to encourage you to take a long-term view on investing.

As always, we thank you for your trust in our efforts and look forward to reporting to you next year.

Cordially,

Samir Mathur
President

December 8, 2022

For current information about the series, visit capitalgroup.com.

American Funds Portfolio Series	3

Results at a glance

For periods ended October 31, 2022, with all distributions reinvested

Past results are not predictive of results in future periods.

	Cummulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio
Class F-2 shares	–29.06%	4.51%	8.29%	9.07%
Class A shares	–29.17	4.25	8.04	8.82
MSCI All Country World Index*,†	–19.96	5.24	7.98	8.74
Lipper Global Large-Cap Growth Funds Index	–30.10	5.53	8.47	8.99

American Funds Growth Portfolio
Class F-2 shares	–27.92	5.97	9.81	10.40
Class A shares	–28.11	5.70	9.56	10.14
S&P 500 Index*	–14.61	10.44	12.79	13.23
MSCI All Country World ex USA Index*,†	–24.73	–0.60	3.27	4.34
Lipper Global Multi-Cap Growth Funds Index	–31.27	5.45	8.50	9.09

American Funds Growth and Income Portfolio
Class F-2 shares	–17.21	5.60	8.07	8.67
Class A shares	–17.38	5.36	7.84	8.44
S&P 500 Index*	–14.61	10.44	12.79	13.23
MSCI All Country World ex USA Index*,†	–24.73	–0.60	3.27	4.34
Bloomberg Global Aggregate Index*	–20.79	–2.38	–0.98	–0.63
Lipper Mixed-Asset Target Allocation Growth Funds Index	–16.65	5.21	7.51	8.02

American Funds Moderate Growth and Income Portfolio
Class F-2 shares	–14.86	4.84	7.19	7.74
Class A shares	–15.02	4.61	6.97	7.50
S&P 500 Index*	–14.61	10.44	12.79	13.23
MSCI All Country World ex USA Index*,†	–24.73	–0.60	3.27	4.34
Bloomberg U.S. Aggregate Index*	–15.68	–0.54	0.74	0.92
Lipper Mixed-Asset Target Allocation Growth Funds Index	–16.65	5.21	7.51	8.02

American Funds Conservative Growth and Income Portfolio
Class F-2 shares	–9.59	3.91	5.71	6.13
Class A shares	–9.81	3.69	5.47	5.89
S&P 500 Index*	–14.61	10.44	12.79	13.23
MSCI All Country World ex USA Index*,†	–24.73	–0.60	3.27	4.34
Bloomberg U.S. Aggregate Index*	–15.68	–0.54	0.74	0.92
Lipper Mixed-Asset Target Allocation Moderate Funds Index	–14.77	4.01	5.91	6.36

American Funds Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	–11.76	4.12	6.27	6.76
Class A shares	–11.98	3.87	6.00	6.49
S&P 500 Index*	–14.61	10.44	12.79	13.23
MSCI All Country World ex USA Index*,†	–24.73	–0.60	3.27	4.34
Bloomberg Municipal Bond Index*	–11.98	0.37	1.68	1.85
Lipper Mixed-Asset Target Allocation Moderate Funds Index	–14.77	4.01	5.91	6.36

Refer to page 5 for footnotes.

4	American Funds Portfolio Series

Results at a glance (continued)

	Cummulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 5/18/12)

American Funds Preservation Portfolio
Class F-2 shares	–7.27%	0.60%	0.82%	0.92%
Class A shares	–7.49	0.34	0.56	0.66
Bloomberg 1–5 Year U.S. Government/Credit A+ Index*	–6.90	0.42	0.73	0.78
Lipper Short-Intermediate Investment-Grade Debt Funds Index	–7.92	0.64	1.08	1.27

American Funds Tax-Exempt Preservation Portfolio
Class F-2 shares	–6.04	0.52	1.24	1.40
Class A shares	–6.24	0.28	0.98	1.14
Bloomberg Municipal Bond 1–7 Year Blend Index*	–6.39	0.56	1.10	1.16
Lipper Short-Intermediate Municipal Debt Funds Index	–6.48	0.47	0.85	0.94

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 Index is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg 1–5 Year U.S. Government/Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	5

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2022, with all distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge on a $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio and Conservative Growth and Income Portfolio)1; 3.75% (for Tax-Aware Conservative Growth and Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3 Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–29.06%	4.51%	8.29%
Class A shares*	–33.24	3.02	7.40

*	Assumes payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–27.92%	5.97%	9.81%
Class A shares*	–32.25	4.45	8.92

*	Assumes payment of the maximum 5.75% sales charge.

Refer to page 9 for footnotes.

6	American Funds Portfolio Series

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–17.21%	5.60%	8.07%
Class A shares*	–22.13	4.12	7.21

*	Assumes payment of the maximum 5.75% sales charge.

Moderate Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–14.86%	4.84%	7.19%
Class A shares*	–19.92	3.38	6.33

*	Assumes payment of the maximum 5.75% sales charge.

Refer to page 9 for footnotes.

American Funds Portfolio Series	7

Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–9.59%	3.91%	5.71%
Class A shares*	–14.97	2.47	4.85

*	Assumes payment of the maximum 5.75% sales charge.

Tax-Aware Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–11.76%	4.12%	6.27%
Class A shares*	–15.29	3.08	5.59

*	Assumes payment of the maximum 3.75% sales charge.

Refer to page 9 for footnotes.

8	American Funds Portfolio Series

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–7.27%	0.60%	0.82%
Class A shares*	–9.79	–0.16	0.30

*	Assumes payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–6.04%	0.52%	1.24%
Class A shares*	–8.62	–0.22	0.72

*	Assumes payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is eliminated for purchases of $500,000 or more.
[4]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[5]	Results reflect dividends net of withholding taxes.
[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	9

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Solutions Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

10	American Funds Portfolio Series

All portfolios in the series will attempt to achieve their objectives by investing in a mix of American Funds in different combinations and weightings. Past results are not predictive of results in future periods.

American Funds Global Growth Portfolio

Underlying funds:

15%	EuroPacific Growth Fund®
15%	The New Economy Fund®
15%	The Growth Fund of America®
15%	SMALLCAP World Fund®
20%	New Perspective Fund®
20%	Capital World Growth and Income Fund®

The fund’s investment objective is to provide long-term growth of capital. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund has exposure to stocks and bonds issued outside the United States, including emerging markets.

For the 12-month period ended October 31, 2022, the fund’s Class F-2 shares fell 29.06%. All the underlying funds had negative results, with Capital World Growth and Income Fund and New Perspective Fund declining least.

American Funds Growth Portfolio

Underlying funds:

10%	New Perspective Fund®
10%	The New Economy Fund®
15%	SMALLCAP World Fund®
20%	AMCAP Fund®
20%	Fundamental Investors®
25%	The Growth Fund of America®

The fund’s investment objective is to provide long-term growth of capital. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and that may have significant holdings of issuers domiciled outside the United States.

For the 12-month period ended October 31, 2022, the fund’s Class F-2 shares fell 27.92%. All the underlying funds had negative results, with Fundamental Investors and New Perspective Fund declining least.

American Funds Growth and Income Portfolio

Underlying funds:

5%	The Bond Fund of America®
5%	American Funds® Strategic Bond Fund
5%	American Funds® Multi-Sector Income Fund
7%	The Growth Fund of America®
8%	SMALLCAP World Fund®
10%	Washington Mutual Investors Fund
10%	Capital Income Builder®
10%	American Balanced Fund®
20%	Capital World Growth and Income Fund®
20%	The Investment Company of America®

The fund’s investment objective is to provide long-term growth of capital while providing current income. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2022, the fund’s Class F-2 shares fell 17.21%. This portfolio’s underlying funds all had negative results, with Washington Mutual Investors Fund and Capital Income Builder declining least.

American Funds Portfolio Series	11

American Funds Moderate Growth and Income Portfolio

Underlying funds:

5%	New Perspective Fund®
5%	SMALLCAP World Fund®
5%	American Funds® Strategic Bond Fund
10%	Capital World Growth and Income Fund®
10%	The Income Fund of America®
10%	The Bond Fund of America®
15%	Washington Mutual Investors Fund
15%	American Funds® Global Balanced Fund
25%	American Balanced Fund®

The fund’s investment objective is to provide current income and long-term growth of capital and income. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2022, the fund’s Class F-2 shares fell 14.86%. This portfolio’s underlying funds all had negative results, with Washington Mutual Investors Fund and Income Fund of America declining least.

American Funds Conservative Growth and Income Portfolio

Underlying funds:

10%	American Mutual Fund®
10%	Washington Mutual Investors Fund
10%	American High-Income Trust®
16%	American Funds® Multi-Sector Income Fund
16%	The Bond Fund of America®
19%	Capital Income Builder®
19%	The Income Fund of America®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds and growth-and-income funds.

For the 12-month period ended October 31, 2022, the fund’s Class F-2 shares fell 9.59%. This portfolio’s underlying funds all had negative results, with American Mutual Fund and Washington Mutual Investors Fund declining least.

12	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio

Underlying funds:

10%	Limited Term Tax-Exempt Bond Fund of America®
15%	American Mutual Fund®
15%	Washington Mutual Investors Fund
15%	The Tax-Exempt Bond Fund of America®
20%	Capital World Growth and Income Fund®
25%	American High-Income Municipal Bond Fund®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The underlying American Funds may represent a variety of fund categories such as bond funds and growth-and-income funds.

For the 12-month period ended October 31, 2022, the fund’s Class F-2 shares fell 11.76%. This portfolio’s underlying funds all had negative results, with American Mutual Fund and Washington Mutual Investors Fund declining least.

American Funds Preservation Portfolio

Underlying funds:

5%	American Funds Inflation Linked Bond Fund®
45%	Intermediate Bond Fund of America®
50%	Short-Term Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2022, the fund’s Class F-2 shares fell 7.27%. The three underlying funds in this portfolio’s all had negative results, with Short-Term Bond Fund of America declining least.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:

40%	American Funds Short-Term Tax-Exempt Bond Fund®
60%	Limited Term Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2022, the fund’s Class F-2 shares fell 6.04%. Both underlying funds in this portfolio had negative results, with American Funds Short-Term Tax-Exempt Bond Fund of America declining less than Limited Term Tax-Exempt Bond Fund of America.

Portfolio holdings are based on holdings of the underlying American Funds as of October 31, 2022. Portfolios are managed, so holdings will change. Visit capitalgroup.com for current allocations.

Percentages on pages 10-13 show target allocations. Actual allocations may differ over time.

Returns on pages 11-13 are cumulative annual returns for Class F-2 shares as of October 31, 2022.

American Funds Portfolio Series	13

American Funds Global Growth Portfolio

Investment portfolio October 31, 2022

Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	18,974,824	$904,150
SMALLCAP World Fund, Inc., Class R-6[1]	11,916,990	680,818
The New Economy Fund, Class R-6[1]	15,588,792	676,709
EuroPacific Growth Fund, Class R-6	14,707,274	674,770
The Growth Fund of America, Class R-6	12,753,852	674,041
		3,610,488

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,584,675	906,561

Total investment securities 100% (cost: $4,627,105,000)		4,517,049
Other assets less liabilities 0%		(1,064)

Net assets 100%		$4,515,985

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$1,307,438	$88,818	$31,981	$(8,290)	$(451,835)	$904,150	$7,804	$80,714
SMALLCAP World Fund, Inc., Class R-6[1]	957,102	157,329	12,163	(7,075)	(414,375)	680,818	—	78,160
The New Economy Fund, Class R-6[1]	974,307	101,895	16,512	(6,678)	(376,303)	676,709	—	66,841
EuroPacific Growth Fund, Class R-6	951,568	99,828	19,284	(7,943)	(349,399)	674,770	15,278	37,463
The Growth Fund of America, Class R-6	1,006,177	81,019	36,779	(5,384)	(370,992)	674,041	3,609	73,070
						3,610,488
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	1,286,709	90,823	126,799	(20,079)	(324,093)	906,561	23,571	64,248
Total 100%				$(55,449)	$(2,286,997)	$4,517,049	$50,262	$400,496

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

14	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio October 31, 2022

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	58,444,069	$3,088,769
AMCAP Fund, Class R-6[1]	80,855,529	2,475,796
SMALLCAP World Fund, Inc., Class R-6[1]	32,759,014	1,871,523
New Perspective Fund, Class R-6	25,853,948	1,231,941
The New Economy Fund, Class R-6[1]	28,286,528	1,227,918
		9,895,947

Growth-and-income funds 20%
Fundamental Investors, Class R-6	42,210,616	2,533,481

Total investment securities 100% (cost: $12,725,757,000)		12,429,428
Other assets less liabilities 0%		(3,564)

Net assets 100%		$12,425,864

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$4,089,627	$608,267	$23,705	$(7,953)	$(1,577,467)	$3,088,769	$14,733	$298,335
AMCAP Fund, Class R-6[1]	3,238,860	454,290	9,406	(949)	(1,206,999)	2,475,796	—	245,862
SMALLCAP World Fund, Inc., Class R-6[1]	2,398,656	554,030	—	—	(1,081,163)	1,871,523	—	197,266
New Perspective Fund, Class R-6	1,624,092	187,772	—	—	(579,923)	1,231,941	9,709	100,422
The New Economy Fund, Class R-6[1]	1,610,079	270,080	2,583	(215)	(649,443)	1,227,918	—	111,422
						9,895,947
Growth-and-income funds 20%
Fundamental Investors, Class R-6	3,203,947	384,053	218,204	(34,387)	(801,928)	2,533,481	48,685	265,387
Total 100%				$(43,504)	$(5,896,923)	$12,429,428	$73,127	$1,218,694

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	15

American Funds Growth and Income Portfolio

Investment portfolio October 31, 2022

Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	18,355,391	$1,048,644
The Growth Fund of America, Class R-6	17,287,256	913,631
		1,962,275

Growth-and-income funds 51%
The Investment Company of America, Class R-6	64,229,429	2,661,025
Capital World Growth and Income Fund, Class R-6	54,175,932	2,642,702
Washington Mutual Investors Fund, Class R-6	26,135,544	1,356,958
		6,660,685

Equity-income funds 10%
Capital Income Builder, Class R-6	21,742,622	1,314,776

Balanced funds 10%
American Balanced Fund, Class R-6	46,702,126	1,317,000

Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	72,917,216	637,296
The Bond Fund of America, Class R-6	57,078,782	633,004
American Funds Strategic Bond Fund, Class R-6	66,987,835	632,365
		1,902,665

Total investment securities 100% (cost: $13,060,137,000)		13,157,401
Other assets less liabilities 0%		(3,510)

Net assets 100%		$13,153,891

16	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6[1]	$1,226,016	$392,741	$—	$—	$(570,113)	$1,048,644	$—	$100,606
The Growth Fund of America, Class R-6	1,132,490	229,731	4,965	(1,479)	(442,146)	913,631	4,074	82,505
						1,962,275
Growth-and-income funds 51%
The Investment Company of America, Class R-6	3,086,460	303,036	16,666	(2,845)	(708,960)	2,661,025	46,917	184,564
Capital World Growth and Income Fund, Class R-6	3,057,962	457,199	1,108	(73)	(871,278)	2,642,702	61,218	153,467
Washington Mutual Investors Fund, Class R-6	1,554,076	96,190	105,100	(2,993)	(185,215)	1,356,958	26,872	69,318
						6,660,685
Equity-income funds 10%
Capital Income Builder, Class R-6	1,516,797	89,640	99,237	(8,965)	(183,459)	1,314,776	55,101	—
Balanced funds 10%
American Balanced Fund, Class R-6	2,285,298	126,566	733,896	(29,989)	(330,979)	1,317,000	31,759	71,222
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	—	684,294	15,329	(695)	(30,974)	637,296	10,291	—
The Bond Fund of America, Class R-6	753,995	66,997	49,879	(6,192)	(131,917)	633,004	19,191	3,873
American Funds Strategic Bond Fund, Class R-6	749,012	54,858	41,801	(4,132)	(125,572)	632,365	19,120	—
						1,902,665
Total 100%				$(57,363)	$(3,580,613)	$13,157,401	$274,543	$665,555

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	17

American Funds Moderate Growth and Income Portfolio

Investment portfolio October 31, 2022

Growth funds 9%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	9,546,133	$545,370
New Perspective Fund, Class R-6	11,317,035	539,257
		1,084,627

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	35,123,214	1,823,597
Capital World Growth and Income Fund, Class R-6	23,239,452	1,133,621
		2,957,218

Equity-income funds 11%
The Income Fund of America, Class R-6	53,361,044	1,215,031

Balanced funds 40%
American Balanced Fund, Class R-6	105,002,892	2,961,082
American Funds Global Balanced Fund, Class R-6	55,500,819	1,717,750
		4,678,832

Fixed income funds 15%
The Bond Fund of America, Class R-6	103,475,771	1,147,546
American Funds Strategic Bond Fund, Class R-6	60,791,334	573,870
		1,721,416

Total investment securities 100% (cost: $11,409,924,000)		11,657,124
Other assets less liabilities 0%		(3,161)

Net assets 100%		$11,653,963

18	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9%
SMALLCAP World Fund, Inc., Class R-6[1]	$679,520	$179,218	$—	$—	$(313,368)	$545,370	$—	$55,787
New Perspective Fund, Class R-6	693,729	99,631	—	—	(254,103)	539,257	4,141	42,827
						1,084,627
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	2,066,932	127,698	121,724	(4,126)	(245,183)	1,823,597	35,894	91,805
Capital World Growth and Income Fund, Class R-6	1,356,105	162,778	—	—	(385,262)	1,133,621	27,015	67,973
						2,957,218
Equity-income funds 11%
The Income Fund of America, Class R-6	1,340,883	99,929	43,417	(3,718)	(178,646)	1,215,031	43,101	50,568
Balanced funds 40%
American Balanced Fund, Class R-6	3,364,506	189,414	33,243	(4,618)	(554,977)	2,961,082	51,469	104,940
American Funds Global Balanced Fund, Class R-6	2,012,616	193,320	—	—	(488,186)	1,717,750	37,301	83,935
						4,678,832
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,341,550	108,988	55,145	(6,461)	(241,386)	1,147,546	34,522	6,887
American Funds Strategic Bond Fund, Class R-6	660,934	28,461	—	—	(115,525)	573,870	16,949	—
						1,721,416
Total 100%				$(18,923)	$(2,776,636)	$11,657,124	$250,392	$504,722

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	19

American Funds Conservative Growth and Income Portfolio

Investment portfolio October 31, 2022

Growth-and-income funds 21%	Shares	Value (000)
American Mutual Fund, Class R-6	14,462,772	$708,531
Washington Mutual Investors Fund, Class R-6	13,642,712	708,330
		1,416,861

Equity-income funds 38%
The Income Fund of America, Class R-6	58,128,542	1,323,587
Capital Income Builder, Class R-6	21,690,228	1,311,608
		2,635,195

Fixed income funds 41%
American Funds Multi-Sector Income Fund, Class R-6	124,304,666	1,086,423
The Bond Fund of America, Class R-6	96,847,972	1,074,044
American High-Income Trust, Class R-6	75,958,137	685,142
		2,845,609

Total investment securities 100% (cost: $7,092,595,000)		6,897,665
Other assets less liabilities 0%		(1,947)

Net assets 100%		$6,895,718

20	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 21%
American Mutual Fund, Class R-6	$744,968	$47,297	$29,018	$(143)	$(54,573)	$708,531	$14,821	$22,528
Washington Mutual Investors Fund, Class R-6	748,748	84,003	32,662	(295)	(91,464)	708,330	13,394	33,914
						1,416,861
Equity-income funds 38%
The Income Fund of America, Class R-6	1,460,328	116,074	61,032	256	(192,039)	1,323,587	45,531	52,703
Capital Income Builder, Class R-6	1,460,717	109,222	76,636	(55)	(181,640)	1,311,608	51,834	—
						2,635,195
Fixed income funds 41%
American Funds Multi-Sector Income Fund, Class R-6	1,092,716	246,237	14,523	(1,826)	(236,181)	1,086,423	49,994	8,093
The Bond Fund of America, Class R-6	1,092,541	256,295	49,134	(3,066)	(222,592)	1,074,044	31,263	6,090
American High-Income Trust, Class R-6	726,070	96,469	25,533	(3,156)	(108,708)	685,142	39,282	—
						2,845,609
Total 100%				$(8,285)	$(1,087,197)	$6,897,665	$246,119	$123,328

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	21

American Funds Tax-Aware Conservative Growth and Income Portfolio

Investment portfolio October 31, 2022

Growth-and-income funds 51%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	17,721,791	$864,469
Washington Mutual Investors Fund, Class R-6	12,772,015	663,123
American Mutual Fund, Class R-6	13,532,564	662,961
		2,190,553

Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	74,771,288	1,030,347
The Tax-Exempt Bond Fund of America, Class R-6	53,983,583	623,510
Limited Term Tax-Exempt Bond Fund of America, Class R-6	28,601,601	420,444
		2,074,301

Total investment securities 100% (cost: $4,354,933,000)		4,264,854
Other assets less liabilities 0%		(967)

Net assets 100%		$4,263,887

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 51%
Capital World Growth and Income Fund, Class R-6	$920,860	$222,264	$550	$(23)	$(278,082)	$864,469	$19,714	$47,803
Washington Mutual Investors Fund, Class R-6	697,059	67,580	14,104	(766)	(86,646)	663,123	12,607	31,894
American Mutual Fund, Class R-6	692,116	50,539	27,900	(710)	(51,084)	662,961	13,980	21,361
						2,190,553
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	1,129,880	184,572	52,387	(6,075)	(225,643)	1,030,347	39,529	8,842
The Tax-Exempt Bond Fund of America, Class R-6	673,014	89,650	29,566	(4,010)	(105,578)	623,510	16,763	3,647
Limited Term Tax-Exempt Bond Fund of America, Class R-6	444,935	52,668	36,477	(2,836)	(37,846)	420,444	6,242	2,320
						2,074,301
Total 100%				$(14,420)	$(784,879)	$4,264,854	$108,835	$115,867

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

22	American Funds Portfolio Series

American Funds Preservation Portfolio

Investment portfolio October 31, 2022

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	134,158,939	$1,261,094
Intermediate Bond Fund of America, Class R-6	92,651,806	1,134,985
American Funds Inflation Linked Bond Fund, Class R-6	13,081,888	126,109
		2,522,188

Total investment securities 100% (cost: $2,730,969,000)		2,522,188
Other assets less liabilities 0%		(571)

Net assets 100%		$2,521,617

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,199,435	$382,050	$246,457	$(7,907)	$(66,027)	$1,261,094	$17,686	$—
Intermediate Bond Fund of America, Class R-6	1,649,197	141,027	489,112	(35,573)	(130,554)	1,134,985	31,774	—
American Funds Inflation Linked Bond Fund, Class R-6	149,803	29,315	32,080	(450)	(20,479)	126,109	5,176	—
Total 100%				$(43,930)	$(217,060)	$2,522,188	$54,636	$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	23

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio October 31, 2022

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	24,487,298	$359,963
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	24,783,597	240,153
		600,116

Total investment securities 100% (cost: $642,191,000)		600,116
Other assets less liabilities 0%		(104)

Net assets 100%		$600,012

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$547,256	$50,584	$197,792	$(8,903)	$(31,182)	$359,963	$6,119	$2,677
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	234,538	85,660	66,539	(1,426)	(12,080)	240,153	2,346	535
Total 100%				$(10,329)	$(43,262)	$600,116	$8,465	$3,212

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

24	American Funds Portfolio Series

Financial statements

Statements of assets and liabilities at October 31, 2022	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$4,517,049	$12,429,428	$13,157,401
Receivables for:
Sales of investments	1,233	—	—
Sales of fund’s shares	2,220	9,512	7,468
Dividends	—	—	4,435
Total assets	4,520,502	12,438,940	13,169,304

Liabilities:
Payables for:
Purchases of investments	—	1,099	6,197
Repurchases of fund’s shares	3,247	8,253	5,534
Services provided by related parties	1,209	3,561	3,555
Trustees’ deferred compensation	27	63	70
Other	34	100	57
Total liabilities	4,517	13,076	15,413
Net assets at October 31, 2022	$4,515,985	$12,425,864	$13,153,891

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,327,028	$11,663,148	$12,497,142
Total distributable earnings (accumulated loss)	188,957	762,716	656,749
Net assets at October 31, 2022	$4,515,985	$12,425,864	$13,153,891

Investment securities of affiliated issuers, at cost	$4,627,105	$12,725,757	$13,060,137

Refer to the notes to financial statements.

American Funds Portfolio Series	25

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$11,657,124	$6,897,665	$4,264,854
Receivables for:
Sales of investments	—	—	2,402
Sales of fund’s shares	8,268	4,403	2,733
Dividends	2,422	11,816	5,899
Total assets	11,667,814	6,913,884	4,275,888

Liabilities:
Payables for:
Purchases of investments	4,286	12,119	5,899
Repurchases of fund’s shares	6,366	4,081	5,178
Services provided by related parties	3,102	1,911	905
Trustees’ deferred compensation	63	37	19
Other	34	18	—
Total liabilities	13,851	18,166	12,001
Net assets at October 31, 2022	$11,653,963	$6,895,718	$4,263,887

Net assets consist of:
Capital paid in on shares of beneficial interest	$10,969,395	$6,985,357	$4,265,282
Total distributable earnings (accumulated loss)	684,568	(89,639)	(1,395)
Net assets at October 31, 2022	$11,653,963	$6,895,718	$4,263,887

Investment securities of affiliated issuers, at cost	$11,409,924	$7,092,595	$4,354,933

Refer to the notes to financial statements.

26	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$2,522,188	$600,116
Receivables for:
Sales of investments	2,333	41
Sales of fund’s shares	1,957	397
Dividends	3,919	948
Total assets	2,530,397	601,502

Liabilities:
Payables for:
Purchases of investments	3,918	948
Repurchases of fund’s shares	4,334	438
Services provided by related parties	502	100
Trustees’ deferred compensation	14	4
Other	12	—
Total liabilities	8,780	1,490
Net assets at October 31, 2022	$2,521,617	$600,012

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,775,688	$657,431
Total distributable earnings (accumulated loss)	(254,071)	(57,419)
Net assets at October 31, 2022	$2,521,617	$600,012

Investment securities of affiliated issuers, at cost	$2,730,969	$642,191

Refer to the notes to financial statements.

American Funds Portfolio Series	27

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,449,003	$7,384,079	$8,590,224
	Shares outstanding	140,545	383,602	558,625
	Net asset value per share	$17.43	$19.25	$15.38
Class C:	Net assets	$328,183	$1,011,019	$1,097,062
	Shares outstanding	19,391	54,347	71,860
	Net asset value per share	$16.92	$18.60	$15.27
Class T:	Net assets	$12	$12	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.47	$19.30	$15.38
Class F-1:	Net assets	$48,554	$94,803	$174,617
	Shares outstanding	2,782	4,926	11,355
	Net asset value per share	$17.45	$19.25	$15.38
Class F-2:	Net assets	$485,537	$967,259	$1,077,167
	Shares outstanding	27,707	49,914	69,924
	Net asset value per share	$17.52	$19.38	$15.40
Class F-3:	Net assets	$196,824	$237,161	$251,768
	Shares outstanding	11,246	12,259	16,364
	Net asset value per share	$17.50	$19.35	$15.39
Class 529-A:	Net assets	$523,404	$1,603,813	$925,383
	Shares outstanding	30,111	83,509	60,213
	Net asset value per share	$17.38	$19.21	$15.37
Class 529-C:	Net assets	$33,669	$100,656	$65,442
	Shares outstanding	1,990	5,420	4,276
	Net asset value per share	$16.92	$18.57	$15.30
Class 529-E:	Net assets	$16,351	$59,429	$35,191
	Shares outstanding	948	3,129	2,295
	Net asset value per share	$17.26	$18.99	$15.33
Class 529-T:	Net assets	$14	$15	$14
	Shares outstanding	1	1	1
	Net asset value per share	$17.46	$19.29	$15.38
Class 529-F-1:	Net assets	$9	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$17.46	$19.31	$15.38
Class 529-F-2:	Net assets	$90,932	$232,057	$110,253
	Shares outstanding	5,216	12,049	7,171
	Net asset value per share	$17.43	$19.26	$15.38
Class 529-F-3:	Net assets	$10	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.43	$19.25	$15.38
Class ABLE-A:	Net assets	$2,046	$7,100	$5,625
	Shares outstanding	118	370	366
	Net asset value per share	$17.35	$19.18	$15.38
Class ABLE-F-2:	Net assets	$228	$190	$326
	Shares outstanding	13	10	21
	Net asset value per share	$17.44	$19.27	$15.39
Class R-1:	Net assets	$3,726	$34,254	$19,661
	Shares outstanding	219	1,836	1,286
	Net asset value per share	$17.04	$18.66	$15.28
Class R-2:	Net assets	$91,549	$196,842	$184,395
	Shares outstanding	5,427	10,587	12,099
	Net asset value per share	$16.87	$18.59	$15.24

Refer to the notes to financial statements.

28	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-2E:	Net assets	$4,899	$8,622	$15,717
	Shares outstanding	285	458	1,026
	Net asset value per share	$17.17	$18.84	$15.32
Class R-3:	Net assets	$67,678	$179,892	$138,498
	Shares outstanding	3,924	9,463	9,044
	Net asset value per share	$17.25	$19.01	$15.31
Class R-4:	Net assets	$37,992	$76,152	$69,188
	Shares outstanding	2,184	3,960	4,500
	Net asset value per share	$17.39	$19.23	$15.37
Class R-5:	Net assets	$12,150	$30,415	$23,892
	Shares outstanding	689	1,560	1,547
	Net asset value per share	$17.63	$19.49	$15.44
Class R-5E:	Net assets	$16,730	$41,480	$21,516
	Shares outstanding	961	2,156	1,401
	Net asset value per share	$17.40	$19.24	$15.36
Class R-6:	Net assets	$106,485	$160,594	$347,920
	Shares outstanding	6,024	8,258	22,571
	Net asset value per share	$17.68	$19.45	$15.41

Refer to the notes to financial statements.

American Funds Portfolio Series	29

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$7,689,558	$4,994,140	$3,126,440
	Shares outstanding	503,395	415,032	226,481
	Net asset value per share	$15.28	$12.03	$13.80
Class C:	Net assets	$992,294	$581,215	$342,090
	Shares outstanding	65,399	48,591	24,972
	Net asset value per share	$15.17	$11.96	$13.70
Class T:	Net assets	$11	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$15.28	$12.04	$13.81
Class F-1:	Net assets	$104,331	$74,777	$240,844
	Shares outstanding	6,827	6,209	17,453
	Net asset value per share	$15.28	$12.04	$13.80
Class F-2:	Net assets	$1,031,301	$574,212	$439,146
	Shares outstanding	67,401	47,638	31,758
	Net asset value per share	$15.30	$12.05	$13.83
Class F-3:	Net assets	$284,478	$106,237	$115,356
	Shares outstanding	18,614	8,826	8,348
	Net asset value per share	$15.28	$12.04	$13.82
Class 529-A:	Net assets	$532,026	$267,352
	Shares outstanding	34,835	22,233	Not applicable
	Net asset value per share	$15.27	$12.03
Class 529-C:	Net assets	$45,489	$26,141
	Shares outstanding	2,989	2,182	Not applicable
	Net asset value per share	$15.22	$11.98
Class 529-E:	Net assets	$17,636	$8,776
	Shares outstanding	1,157	730	Not applicable
	Net asset value per share	$15.24	$12.02
Class 529-T:	Net assets	$14	$13
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.28	$12.04
Class 529-F-1:	Net assets	$10	$11
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.30	$12.04
Class 529-F-2:	Net assets	$82,728	$46,893
	Shares outstanding	5,416	3,898	Not applicable
	Net asset value per share	$15.27	$12.03
Class 529-F-3:	Net assets	$11	$11
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.27	$12.03
Class ABLE-A:	Net assets	$4,655	$2,510
	Shares outstanding	305	209	Not applicable
	Net asset value per share	$15.28	$12.02
Class ABLE-F-2:	Net assets	$341	$168
	Shares outstanding	22	14	Not applicable
	Net asset value per share	$15.29	$12.04
Class R-1:	Net assets	$9,310	$2,076
	Shares outstanding	612	173	Not applicable
	Net asset value per share	$15.21	$11.97
Class R-2:	Net assets	$123,312	$39,230
	Shares outstanding	8,128	3,280	Not applicable
	Net asset value per share	$15.17	$11.96

Refer to the notes to financial statements.

30	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-2E:	Net assets	$8,542	$865
	Shares outstanding	559	72	Not applicable
	Net asset value per share	$15.27	$12.04
Class R-3:	Net assets	$128,752	$41,759
	Shares outstanding	8,451	3,478	Not applicable
	Net asset value per share	$15.24	$12.01
Class R-4:	Net assets	$70,216	$31,108
	Shares outstanding	4,595	2,584	Not applicable
	Net asset value per share	$15.28	$12.04
Class R-5:	Net assets	$27,199	$9,372
	Shares outstanding	1,776	777	Not applicable
	Net asset value per share	$15.32	$12.07
Class R-5E:	Net assets	$18,395	$6,574
	Shares outstanding	1,203	547	Not applicable
	Net asset value per share	$15.29	$12.02
Class R-6:	Net assets	$483,354	$82,268
	Shares outstanding	31,562	6,821	Not applicable
	Net asset value per share	$15.31	$12.06

Refer to the notes to financial statements.

American Funds Portfolio Series	31

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$1,665,649	$459,524
	Shares outstanding	179,437	49,630
	Net asset value per share	$9.28	$9.26
Class C:	Net assets	$104,242	$25,041
	Shares outstanding	11,259	2,709
	Net asset value per share	$9.26	$9.24
Class T:	Net assets	$9	$9
	Shares outstanding	1	1
	Net asset value per share	$9.29	$9.26
Class F-1:	Net assets	$32,546	$3,064
	Shares outstanding	3,505	330
	Net asset value per share	$9.28	$9.27
Class F-2:	Net assets	$313,712	$97,829
	Shares outstanding	33,792	10,566
	Net asset value per share	$9.28	$9.26
Class F-3:	Net assets	$63,614	$14,545
	Shares outstanding	6,854	1,571
	Net asset value per share	$9.28	$9.26
Class 529-A:	Net assets	$181,541
	Shares outstanding	19,564	Not applicable
	Net asset value per share	$9.28
Class 529-C:	Net assets	$11,811
	Shares outstanding	1,276	Not applicable
	Net asset value per share	$9.26
Class 529-E:	Net assets	$4,800
	Shares outstanding	518	Not applicable
	Net asset value per share	$9.28
Class 529-T:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.29
Class 529-F-1:	Net assets	$9
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.28
Class 529-F-2:	Net assets	$39,543
	Shares outstanding	4,259	Not applicable
	Net asset value per share	$9.29
Class 529-F-3:	Net assets	$9
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.29
Class ABLE-A:	Net assets	$851
	Shares outstanding	92	Not applicable
	Net asset value per share	$9.29
Class ABLE-F-2:	Net assets	$91
	Shares outstanding	10	Not applicable
	Net asset value per share	$9.32
Class R-1:	Net assets	$704
	Shares outstanding	76	Not applicable
	Net asset value per share	$9.26
Class R-2:	Net assets	$18,358
	Shares outstanding	1,987	Not applicable
	Net asset value per share	$9.24

Refer to the notes to financial statements.

32	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-2E:	Net assets	$585
	Shares outstanding	63	Not applicable
	Net asset value per share	$9.28
Class R-3:	Net assets	$28,712
	Shares outstanding	3,096	Not applicable
	Net asset value per share	$9.27
Class R-4:	Net assets	$12,761
	Shares outstanding	1,374	Not applicable
	Net asset value per share	$9.29
Class R-5:	Net assets	$5,844
	Shares outstanding	629	Not applicable
	Net asset value per share	$9.29
Class R-5E:	Net assets	$3,689
	Shares outstanding	397	Not applicable
	Net asset value per share	$9.29
Class R-6:	Net assets	$32,527
	Shares outstanding	3,502	Not applicable
	Net asset value per share	$9.29

Refer to the notes to financial statements.

American Funds Portfolio Series	33

Financial statements (continued)

Statements of operations for the year ended October 31, 2022	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$50,262	$73,127	$274,543

Fees and expenses*:
Distribution services	14,580	42,452	43,974
Transfer agent services	5,667	14,186	9,939
529 and ABLE plan services	440	1,281	708
Reports to shareholders	94	245	254
Registration statement and prospectus	349	892	888
Trustees’ compensation	7	17	16
Auditing and legal	19	50	50
Custodian	9	24	24
Other	6	14	13
Total fees and expenses before waivers	21,171	59,161	55,866
Less waivers of fees and expenses:
ABLE plan services waivers	1	4	3
Total fees and expenses after waivers	21,170	59,157	55,863
Net investment income	29,092	13,970	218,680

Net realized gain (loss) and unrealized depreciation:
Net realized loss on sale of investments in affiliated issuers	(55,449)	(43,504)	(57,363)
Capital gain distributions received from affiliated issuers	400,496	1,218,694	665,555
	345,047	1,175,190	608,192
Net unrealized depreciation on investments in affiliated issuers	(2,286,997)	(5,896,923)	(3,580,613)
Net realized gain (loss) and unrealized depreciation	(1,941,950)	(4,721,733)	(2,972,421)

Net decrease in net assets resulting from operations	$(1,912,858)	$(4,707,763)	$(2,753,741)

Refer to the end of the statements of operations for footnote.

Refer to the notes to financial statements.

34	American Funds Portfolio Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2022 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$250,392	$246,119	$108,835

Fees and expenses*:
Distribution services	38,395	23,016	14,609
Transfer agent services	7,080	3,617	1,927
529 and ABLE plan services	433	219	—
Reports to shareholders	227	130	82
Registration statement and prospectus	778	451	301
Trustees’ compensation	14	8	5
Auditing and legal	45	25	16
Custodian	22	12	8
Other	12	6	4
Total fees and expenses before waivers	47,006	27,484	16,952
Less waivers of fees and expenses:
ABLE plan services waivers	3	1	—
Total fees and expenses after waivers	47,003	27,483	16,952
Net investment income	203,389	218,636	91,883

Net realized gain (loss) and unrealized depreciation:
Net realized loss on sale of investments in affiliated issuers	(18,923)	(8,285)	(14,420)
Capital gain distributions received from affiliated issuers	504,722	123,328	115,867
	485,799	115,043	101,447
Net unrealized depreciation on investments in affiliated issuers	(2,776,636)	(1,087,197)	(784,879)
Net realized gain (loss) and unrealized depreciation	(2,290,837)	(972,154)	(683,432)

Net decrease in net assets resulting from operations	$(2,087,448)	$(753,518)	$(591,549)

Refer to the end of the statements of operations for footnote.

Refer to the notes to financial statements.

American Funds Portfolio Series	35

Financial statements (continued)

Statements of operations for the year ended October 31, 2022 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$54,636	$8,465

Fees and expenses*:
Distribution services	7,748	1,826
Transfer agent services	2,021	308
529 and ABLE plan services	153	—
Reports to shareholders	51	12
Registration statement and prospectus	156	53
Trustees’ compensation	3	1
Auditing and legal	10	3
Custodian	5	1
Other	3	1
Total fees and expenses before waivers	10,150	2,205
Less waivers of fees and expenses:
ABLE plan services waivers	1	—
Total fees and expenses after waivers	10,149	2,205
Net investment income	44,487	6,260

Net realized gain (loss) and unrealized depreciation:
Net realized loss on sale of investments in affiliated issuers	(43,930)	(10,329)
Capital gain distributions received from affiliated issuers	—	3,212
	(43,930)	(7,117)
Net unrealized depreciation on investments in affiliated issuers	(217,060)	(43,262)
Net realized gain (loss) and unrealized depreciation	(260,990)	(50,379)

Net decrease in net assets resulting from operations	$(216,503)	$(44,119)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

36	American Funds Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$29,092	$11,930	$13,970	$23,999	$218,680	$160,631
Net realized gain (loss)	345,047	196,266	1,175,190	568,851	608,192	635,365
Net unrealized (depreciation) appreciation	(2,286,997)	1,429,294	(5,896,923)	3,844,286	(3,580,613)	2,572,308
Net (decrease) increase in net assets resulting from operations	(1,912,858)	1,637,490	(4,707,763)	4,437,136	(2,753,741)	3,368,304

Distributions paid to shareholders	(209,663)	(40,280)	(542,513)	(409,176)	(793,796)	(473,298)

Net capital share transactions	157,011	609,963	1,515,531	1,663,856	1,343,461	1,662,475

Total (decrease) increase in net assets	(1,965,510)	2,207,173	(3,734,745)	5,691,816	(2,204,076)	4,557,481

Net assets:
Beginning of year	6,481,495	4,274,322	16,160,609	10,468,793	15,357,967	10,800,486
End of year	$4,515,985	$6,481,495	$12,425,864	$16,160,609	$13,153,891	$15,357,967

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$203,389	$166,985	$218,636	$172,521	$91,883	$70,497
Net realized gain (loss)	485,799	537,106	115,043	164,323	101,447	30,798
Net unrealized (depreciation) appreciation	(2,776,636)	1,811,333	(1,087,197)	805,803	(784,879)	550,289
Net (decrease) increase in net assets resulting from operations	(2,087,448)	2,515,424	(753,518)	1,142,647	(591,549)	651,584

Distributions paid to shareholders	(684,200)	(287,626)	(350,341)	(312,288)	(123,562)	(89,994)

Net capital share transactions	912,404	1,373,981	675,309	957,867	422,200	791,090

Total (decrease) increase in net assets	(1,859,244)	3,601,779	(428,550)	1,788,226	(292,911)	1,352,680

Net assets:
Beginning of year	13,513,207	9,911,428	7,324,268	5,536,042	4,556,798	3,204,118
End of year	$11,653,963	$13,513,207	$6,895,718	$7,324,268	$4,263,887	$4,556,798

Refer to the notes to financial statements.

American Funds Portfolio Series	37

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Year ended October 31,		Year ended October 31,
	2022	2021	2022	2021
Operations:
Net investment income	$44,487	$19,267	$6,260	$5,135
Net realized gain (loss)	(43,930)	39,713	(7,117)	3,115
Net unrealized (depreciation) appreciation	(217,060)	(60,683)	(43,262)	(5,198)
Net (decrease) increase in net assets resulting from operations	(216,503)	(1,703)	(44,119)	3,052

Distributions paid to shareholders	(46,764)	(56,307)	(7,974)	(7,036)

Net capital share transactions	(212,877)	141,254	(129,572)	180,838

Total (decrease) increase in net assets	(476,144)	83,244	(181,665)	176,854

Net assets:
Beginning of year	2,997,761	2,914,517	781,677	604,823
End of year	$2,521,617	$2,997,761	$600,012	$781,677

Refer to the notes to financial statements.

38	American Funds Portfolio Series

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge for Preservation Portfolio and Tax-Exempt Preservation Portfolio, and 1.00% for certain redemptions within 18 months of purchase without an initial sales charge for all other funds)	None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

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Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2022, all of the investment securities held by each fund were classified as Level 1.

40	American Funds Portfolio Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

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Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of each fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

42	American Funds Portfolio Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

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Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

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Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2022, were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Undistributed ordinary income	$—	$—	$6,321	$3,120
Late year ordinary loss deferral[1]	—	(19,182)	—	—
Undistributed long-term capital gains	306,388	1,093,035	563,927	442,499
Gross unrealized appreciation on investments	212,705	148,525	665,326	845,647
Gross unrealized depreciation on investments	(330,108)	(459,599)	(578,755)	(606,635)
Net unrealized (depreciation) appreciation on investments	(117,403)	(311,074)	86,571	239,012
Cost of investments	4,634,452	12,740,502	13,070,830	11,418,112
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	43,405	94,677	53,767	45,948

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$13,686	$2,756	$1,166	$—
Undistributed tax-exempt income	—	3,881	—	273
Undistributed long-term capital gains	102,413	86,815	—	—
Capital loss carryforward[2]	—	—	(41,318)	(13,688)
Gross unrealized appreciation on investments	417,224	218,179	—	—
Gross unrealized depreciation on investments	(622,924)	(313,009)	(213,905)	(44,000)
Net unrealized (depreciation) appreciation on investments	(205,700)	(94,830)	(213,905)	(44,000)
Cost of investments	7,103,365	4,359,684	2,736,093	644,116
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	13,377	12,062	369	2

[1]	This deferral is considered incurred in the subsequent year.
[2]	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

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Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$14,122		$97,123		$111,245		$7,261		$14,221		$21,482
Class C	—		14,710		14,710		—		2,502		2,502
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	288		2,194		2,482		279		562		841
Class F-2	5,410		23,430		28,840		2,672		2,923		5,595
Class F-3	1,855		7,079		8,934		939		869		1,808
Class 529-A	2,747		19,788		22,535		1,369		2,796		4,165
Class 529-C	—		1,657		1,657		—		284		284
Class 529-E	40		634		674		12		95		107
Class 529-T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	669		3,078		3,747		308		363		671
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	12		60		72		4		6		10
Class ABLE-F-2	1		5		6		—	[3]	—	[3]	—	[3]
Class R-1	—		162		162		—		32		32
Class R-2	—		3,792		3,792		—		610		610
Class R-2E	3		202		205		—		35		35
Class R-3	144		2,646		2,790		40		386		426
Class R-4	211		1,367		1,578		114		199		313
Class R-5E	116		529		645		54		61		115
Class R-5	112		456		568		69		69		138
Class R-6	1,042		3,978		5,020		593		553		1,146
Total	$26,772		$182,891		$209,663		$13,714		$26,566		$40,280

Growth Portfolio

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,540		$311,981		$314,521		$30,785		$208,109		$238,894
Class C	—		49,137		49,137		—		37,953		37,953
Class T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class F-1	—		4,180		4,180		566		3,947		4,513
Class F-2	3,173		42,484		45,657		5,961		27,178		33,139
Class F-3	968		9,552		10,520		1,367		5,529		6,896
Class 529-A	64		66,964		67,028		6,122		43,631		49,753
Class 529-C	—		5,103		5,103		—		4,270		4,270
Class 529-E	—		2,497		2,497		126		1,597		1,723
Class 529-T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	642		9,885		10,527		1,185		5,760		6,945
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	10		225		235		17		101		118
Class ABLE-F-2	—	[3]	5		5		—	[3]	1		1
Class R-1	—		1,529		1,529		—		1,010		1,010
Class R-2	—		10,574		10,574		—		7,924		7,924
Class R-2E	—		480		480		4		372		376
Class R-3	—		7,774		7,774		352		5,300		5,652
Class R-4	—		3,084		3,084		360		2,403		2,763
Class R-5E	95		1,372		1,467		179		845		1,024
Class R-5	115		1,299		1,414		223		953		1,176
Class R-6	624		6,155		6,779		998		4,048		5,046
Total	$8,231		$534,282		$542,513		$48,245		$360,931		$409,176

Refer to the end of the tables for footnotes.

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Growth and Income Portfolio

	Year ended October 31, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$142,571		$375,301	$517,872	$122,121		$184,686		$306,807
Class C	10,033		55,352	65,385	10,095		33,024		43,119
Class T	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class F-1	2,954		8,104	11,058	2,937		5,318		8,255
Class F-2	21,007		47,928	68,935	17,422		22,261		39,683
Class F-3	5,171		10,681	15,852	3,512		3,383		6,895
Class 529-A	14,983		39,661	54,644	12,735		19,812		32,547
Class 529-C	550		3,364	3,914	598		2,215		2,813
Class 529-E	467		1,602	2,069	445		831		1,276
Class 529-T	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class 529-F-2	2,052		4,474	6,526	1,492		1,876		3,368
Class 529-F-3	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class ABLE-A	85		193	278	56		68		124
Class ABLE-F-2	5		9	14	2		2		4
Class R-1	172		901	1,073	149		460		609
Class R-2	1,399		7,489	8,888	1,318		4,236		5,554
Class R-2E	190		808	998	185		409		594
Class R-3	1,856		6,252	8,108	1,679		3,186		4,865
Class R-4	1,188		3,235	4,423	1,112		1,722		2,834
Class R-5E	352		689	1,041	254		407		661
Class R-5	541		1,242	1,783	464		559		1,023
Class R-6	6,760		14,171	20,931	5,525		6,742		12,267
Total	$212,336		$581,460	$793,796	$182,101		$291,197		$473,298

Moderate Growth and Income Portfolio

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$141,308		$305,934		$447,242		$129,928		$56,689		$186,617
Class C	11,052		45,848		56,900		12,745		10,109		22,854
Class T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class F-1	1,968		4,659		6,627		2,479		1,338		3,817
Class F-2	22,127		42,898		65,025		20,363		7,737		28,100
Class F-3	5,922		10,228		16,150		4,292		1,299		5,591
Class 529-A	9,805		21,676		31,481		9,347		4,178		13,525
Class 529-C	480		2,174		2,654		647		564		1,211
Class 529-E	273		681		954		266		139		405
Class 529-T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,690		3,165		4,855		1,347		522		1,869
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	79		142		221		51		17		68
Class ABLE-F-2	6		10		16		2		1		3
Class R-1	93		434		527		113		90		203
Class R-2	1,278		5,097		6,375		1,397		1,105		2,502
Class R-2E	101		416		517		140		91		231
Class R-3	1,979		5,781		7,760		2,262		1,256		3,518
Class R-4	1,416		3,613		5,029		1,740		821		2,561
Class R-5E	329		583		912		281		125		406
Class R-5	569		1,033		1,602		522		206		728
Class R-6	10,445		18,906		29,351		9,780		3,637		13,417
Total	$210,920		$473,280		$684,200		$197,702		$89,924		$287,626

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	47

Conservative Growth and Income Portfolio

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$159,456		$95,785		$255,241		$139,822		$85,317		$225,139
Class C	15,289		12,830		28,119		15,749		13,261		29,010
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,373		1,491		3,864		2,615		1,887		4,502
Class F-2	18,797		9,944		28,741		15,035		8,406		23,441
Class F-3	3,519		1,806		5,325		2,632		1,272		3,904
Class 529-A	8,654		5,225		13,879		7,539		4,583		12,122
Class 529-C	684		598		1,282		735		632		1,367
Class 529-E	263		179		442		241		156		397
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,621		928		2,549		1,393		776		2,169
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	72		38		110		47		23		70
Class ABLE-F-2	4		1		5		1		—	[3]	1
Class R-1	56		44		100		52		46		98
Class R-2	992		849		1,841		1,099		927		2,026
Class R-2E	19		15		34		16		9		25
Class R-3	1,172		768		1,940		1,114		766		1,880
Class R-4	1,030		623		1,653		1,026		699		1,725
Class R-5E	203		107		310		190		145		335
Class R-5	337		191		528		251		133		384
Class R-6	2,859		1,519		4,378		2,379		1,314		3,693
Total	$217,400		$132,941		$350,341		$191,936		$120,352		$312,288

Tax-Aware Conservative Growth and Income Portfolio

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income[4]		Long-term capital gains		Total distributions paid		Ordinary income[4]		Long-term capital gains		Total distributions paid
Class A	$70,733		$20,367		$91,100		$52,650		$13,600		$66,250
Class C	5,452		2,503		7,955		4,492		1,936		6,428
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	5,738		1,770		7,508		4,803		1,334		6,137
Class F-2	10,857		2,827		13,684		7,430		1,660		9,090
Class F-3	2,699		616		3,315		1,737		352		2,089
Total	$95,479		$28,083		$123,562		$71,112		$18,882		$89,994

Refer to the end of the tables for footnotes.

48	American Funds Portfolio Series

Preservation Portfolio

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$27,756		$2,222		$29,978		$32,981		$1,226		$34,207
Class C	1,043		158		1,201		2,016		117		2,133
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	585		56		641		1,103		43		1,146
Class F-2	6,876		479		7,355		8,722		285		9,007
Class F-3	1,380		92		1,472		2,278		44		2,322
Class 529-A	3,067		247		3,314		3,853		143		3,996
Class 529-C	116		19		135		235		14		249
Class 529-E	73		7		80		113		5		118
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	766		52		818		826		27		853
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	14		1		15		10		—	[3]	10
Class ABLE-F-2	1		—	[3]	1		1		—	[3]	1
Class R-1	6		1		7		8		—	[3]	8
Class R-2	172		23		195		270		16		286
Class R-2E	7		1		8		13		1		14
Class R-3	368		34		402		456		20		476
Class R-4	218		18		236		309		11		320
Class R-5E	60		4		64		56		2		58
Class R-5	116		7		123		133		4		137
Class R-6	671		48		719		936		30		966
Total	$43,295		$3,469		$46,764		$54,319		$1,988		$56,307

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2022					Year ended October 31, 2021
Share class	Ordinary income[4]		Long-term capital gains	Total distributions paid		Ordinary income[4]		Long-term capital gains	Total distributions paid
Class A	$5,744		$—	$5,744		$4,731		$—	$4,731
Class C	140		—	140		140		—	140
Class T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	57		—	57		67		—	67
Class F-2	1,674		—	1,674		1,705		—	1,705
Class F-3	359		—	359		393		—	393
Total	$7,974		$—	$7,974		$7,036		$—	$7,036

[3]	Amount less than one thousand.
[4]	Ordinary income may include both taxable and tax-exempt income.

American Funds Portfolio Series	49

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2022, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	1,363	Not applicable	Not applicable
Preservation Portfolio	2,925	—	—
Tax-Exempt Preservation Portfolio	698	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

50	American Funds Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class of each fund is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Virginia529 is not considered a related party to any of the funds.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2023, whichever is earlier. For the year ended October 31, 2022, Virginia529 waived total 529 and ABLE plan service fees of $13,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $3,234,000 were reduced to $3,221,000, both of which were equivalent to 0.058% of the average daily net assets of each 529 share class of each fund.

For the year ended October 31, 2022, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$7,021	$3,127		Not applicable
Class C	4,085	447		Not applicable
Class T	—	—	*	Not applicable
Class F-1	152	77		Not applicable
Class F-2	Not applicable	736		Not applicable
Class F-3	Not applicable	5		Not applicable
Class 529-A	1,401	597		$345
Class 529-C	443	45		26
Class 529-E	94	11		11
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	60		57
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	4	1		1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	44	4		Not applicable
Class R-2	810	370		Not applicable
Class R-2E	34	12		Not applicable
Class R-3	388	110		Not applicable
Class R-4	104	30		Not applicable
Class R-5E	Not applicable	26		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$14,580	$5,667		$440

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$20,745	$8,315		Not applicable
Class C	11,993	1,227		Not applicable
Class T	—	—	*	Not applicable
Class F-1	272	133		Not applicable
Class F-2	Not applicable	1,179		Not applicable
Class F-3	Not applicable	5		Not applicable
Class 529-A	4,295	1,663		$1,021
Class 529-C	1,223	117		71
Class 529-E	324	31		37
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	158		148
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	14	3		4
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	387	37		Not applicable
Class R-2	1,930	866		Not applicable
Class R-2E	61	21		Not applicable
Class R-3	1,001	283		Not applicable
Class R-4	207	70		Not applicable
Class R-5E	Not applicable	58		Not applicable
Class R-5	Not applicable	16		Not applicable
Class R-6	Not applicable	4		Not applicable
Total class-specific expenses	$42,452	$14,186		$1,281

Refer to the end of the tables for footnote.

American Funds Portfolio Series	51

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$24,659	$5,948		Not applicable
Class C	12,855	834		Not applicable
Class T	—	—	*	Not applicable
Class F-1	493	234		Not applicable
Class F-2	Not applicable	1,264		Not applicable
Class F-3	Not applicable	6		Not applicable
Class 529-A	2,359	580		$571
Class 529-C	774	46		45
Class 529-E	194	12		23
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	51		66
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	10	2		3
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	219	17		Not applicable
Class R-2	1,345	577		Not applicable
Class R-2E	106	36		Not applicable
Class R-3	764	214		Not applicable
Class R-4	196	68		Not applicable
Class R-5E	Not applicable	28		Not applicable
Class R-5	Not applicable	15		Not applicable
Class R-6	Not applicable	7		Not applicable
Total class-specific expenses	$43,974	$9,939		$708

Moderate Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$22,271	$4,066		Not applicable
Class C	11,688	578		Not applicable
Class T	—	—	*	Not applicable
Class F-1	298	127		Not applicable
Class F-2	Not applicable	1,203		Not applicable
Class F-3	Not applicable	5		Not applicable
Class 529-A	1,386	261		$337
Class 529-C	539	25		31
Class 529-E	95	5		11
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	36		51
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	9	1		3
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	104	9		Not applicable
Class R-2	1,012	419		Not applicable
Class R-2E	49	17		Not applicable
Class R-3	731	200		Not applicable
Class R-4	213	79		Not applicable
Class R-5E	Not applicable	26		Not applicable
Class R-5	Not applicable	14		Not applicable
Class R-6	Not applicable	9		Not applicable
Total class-specific expenses	$38,395	$7,080		$433

Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$14,470	$2,258		Not applicable
Class C	6,645	290		Not applicable
Class T	—	—	*	Not applicable
Class F-1	197	85		Not applicable
Class F-2	Not applicable	596		Not applicable
Class F-3	Not applicable	2		Not applicable
Class 529-A	685	112		$166
Class 529-C	306	12		18
Class 529-E	47	2		5
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	21		29
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	5	1		1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	24	2		Not applicable
Class R-2	332	140		Not applicable
Class R-2E	4	2		Not applicable
Class R-3	216	51		Not applicable
Class R-4	85	27		Not applicable
Class R-5E	Not applicable	9		Not applicable
Class R-5	Not applicable	5		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$23,016	$3,617		$219

Tax-Aware Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$10,034	$955
Class C	3,878	112
Class T	—	—	*
Class F-1	697	352
Class F-2	Not applicable	506
Class F-3	Not applicable	2
Total class-specific expenses	$14,609	$1,927

Refer to the end of the tables for footnote.

52	American Funds Portfolio Series

Preservation Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$5,440	$1,163		Not applicable
Class C	1,222	79		Not applicable
Class T	—	—	*	Not applicable
Class F-1	99	49		Not applicable
Class F-2	Not applicable	452		Not applicable
Class F-3	Not applicable	2		Not applicable
Class 529-A	484	122		$116
Class 529-C	143	9		8
Class 529-E	28	1		3
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	19		25
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	2	—	*	1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	7	1		Not applicable
Class R-2	144	64		Not applicable
Class R-2E	4	1		Not applicable
Class R-3	141	38		Not applicable
Class R-4	34	12		Not applicable
Class R-5E	Not applicable	5		Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$7,748	$2,021		$153

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,503	$154
Class C	310	10
Class T	—	—	*
Class F-1	13	7
Class F-2	Not applicable	137
Class F-3	Not applicable	—	*
Total class-specific expenses	$1,826	$308

American Funds Portfolio Series	53

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$12	$(5)	$7
Growth Portfolio	31	(14)	17
Growth and Income Portfolio	31	(15)	16
Moderate Growth and Income Portfolio	28	(14)	14
Conservative Growth and Income Portfolio	16	(8)	8
Tax-Aware Conservative Growth and Income Portfolio	10	(5)	5
Preservation Portfolio	6	(3)	3
Tax-Exempt Preservation Portfolio	2	(1)	1

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2022, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$619,712	$243,518
Growth Portfolio	2,458,492	253,897
Growth and Income Portfolio	2,501,251	1,067,980
Moderate Growth and Income Portfolio	1,189,437	253,529
Conservative Growth and Income Portfolio	955,598	288,539
Tax-Aware Conservative Growth and Income Portfolio	667,273	160,983
Preservation Portfolio	552,392	767,648
Tax-Exempt Preservation Portfolio	136,243	264,330

54	American Funds Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$403,820	19,578	$110,724		4,564		$(406,723)	(20,146)	$107,821	3,996
Class C	57,086	2,833	14,693		619		(101,051)	(5,099)	(29,272)	(1,647)
Class T	—	—	—		—		—	—	—	—
Class F-1	9,472	443	2,479		102		(17,297)	(834)	(5,346)	(289)
Class F-2	194,522	8,879	28,597		1,174		(268,507)	(13,450)	(45,388)	(3,397)
Class F-3	66,244	3,294	8,906		367		(46,230)	(2,358)	28,920	1,303
Class 529-A	97,322	4,678	22,533		931		(60,982)	(3,026)	58,873	2,583
Class 529-C	8,722	426	1,657		70		(17,654)	(884)	(7,275)	(388)
Class 529-E	3,008	144	674		28		(2,091)	(103)	1,591	69
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	27,473	1,315	3,747		155		(8,545)	(424)	22,675	1,046
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	933	45	72		3		(189)	(9)	816	39
Class ABLE-F-2	159	8	7		—	†	(14)	(1)	152	7
Class R-1	837	42	159		7		(1,385)	(72)	(389)	(23)
Class R-2	25,032	1,263	3,789		161		(28,096)	(1,400)	725	24
Class R-2E	943	44	205		8		(876)	(41)	272	11
Class R-3	23,130	1,144	2,756		115		(21,682)	(1,071)	4,204	188
Class R-4	9,221	457	1,576		65		(5,878)	(279)	4,919	243
Class R-5E	7,145	341	645		26		(2,280)	(117)	5,510	250
Class R-5	2,200	106	568		23		(1,693)	(85)	1,075	44
Class R-6	21,622	1,060	5,019		205		(19,514)	(919)	7,127	346
Total net increase (decrease)	$958,891	46,100	$208,807		8,623		$(1,010,687)	(50,318)	$157,011	4,405

Year ended October 31, 2021

Class A	$671,469	28,902	$21,383		978		$(372,659)	(16,012)	$320,193	13,868
Class C	91,181	4,010	2,500		116		(115,208)	(5,052)	(21,527)	(926)
Class T	—	—	—		—		—	—	—	—
Class F-1	21,260	921	840		38		(62,544)	(2,703)	(40,444)	(1,744)
Class F-2	258,656	11,034	5,550		253		(114,783)	(4,877)	149,423	6,410
Class F-3	94,879	4,090	1,800		82		(40,945)	(1,774)	55,734	2,398
Class 529-A	133,986	5,774	4,164		191		(58,007)	(2,505)	80,143	3,460
Class 529-C	13,786	599	284		13		(18,071)	(793)	(4,001)	(181)
Class 529-E	3,634	158	107		5		(2,281)	(97)	1,460	66
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	(9)	— †	(9)	— †
Class 529-F-2	34,735	1,487	671		31		(7,515)	(321)	27,891	1,197
Class 529-F-3	30	1	—	†	—	†	(30)	(1)	— †	— †
Class ABLE-A	816	35	10		1		(142)	(6)	684	30
Class ABLE-F-2	118	5	—	†	—	†	(1)	— †	117	5
Class R-1	1,729	76	31		1		(2,658)	(115)	(898)	(38)
Class R-2	31,638	1,396	610		29		(31,617)	(1,393)	631	32
Class R-2E	1,291	56	35		2		(1,978)	(89)	(652)	(31)
Class R-3	26,701	1,160	427		20		(18,801)	(819)	8,327	361
Class R-4	11,337	490	313		14		(6,044)	(257)	5,606	247
Class R-5E	7,672	330	115		5		(3,211)	(134)	4,576	201
Class R-5	3,387	145	137		6		(2,080)	(87)	1,444	64
Class R-6	38,122	1,614	1,145		52		(18,002)	(771)	21,265	895
Total net increase (decrease)	$1,446,427	62,283	$40,122		1,837		$(876,586)	(37,806)	$609,963	26,314

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	55

Growth Portfolio

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$1,678,199		74,828		$313,002		11,749		$(990,092)	(44,712)	$1,001,109	41,865
Class C	216,977		9,953		49,070		1,894		(270,249)	(12,474)	(4,202)	(627)
Class T	—		—		—		—		—	—	—	—
Class F-1	29,749		1,301		4,170		157		(24,491)	(1,112)	9,428	346
Class F-2	317,469		14,045		45,469		1,699		(266,807)	(12,026)	96,131	3,718
Class F-3	86,974		3,926		10,492		393		(54,010)	(2,488)	43,456	1,831
Class 529-A	351,096		15,443		67,018		2,520		(153,219)	(6,905)	264,895	11,058
Class 529-C	30,928		1,404		5,103		197		(43,157)	(1,968)	(7,126)	(367)
Class 529-E	12,394		566		2,496		95		(5,304)	(244)	9,586	417
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—		—		—	†	1		—	—	— †	1
Class 529-F-2	70,662		3,106		10,523		396		(42,633)	(1,907)	38,552	1,595
Class 529-F-3	—		—		—	†	1		—	—	— †	1
Class ABLE-A	3,193		140		236		9		(249)	(11)	3,180	138
Class ABLE-F-2	148		6		5		—	†	(32)	(1)	121	5
Class R-1	6,317		287		1,529		59		(3,607)	(171)	4,239	175
Class R-2	55,368		2,564		10,568		408		(88,634)	(4,291)	(22,698)	(1,319)
Class R-2E	1,108		53		479		18		(3,761)	(148)	(2,174)	(77)
Class R-3	59,426		2,711		7,727		293		(46,847)	(2,125)	20,306	879
Class R-4	27,370		1,223		3,084		116		(25,020)	(1,055)	5,434	284
Class R-5E	25,364		1,102		1,467		55		(9,555)	(431)	17,276	726
Class R-5	9,258		434		1,414		52		(9,032)	(399)	1,640	87
Class R-6	56,496		2,553		6,779		252		(26,898)	(1,205)	36,377	1,600
Total net increase (decrease)	$3,038,496		135,645		$540,632		20,364		$(2,063,597)	(93,673)	$1,515,531	62,336

Year ended October 31, 2021

Class A	$1,752,518		70,734		$238,104		10,406		$(921,918)	(37,331)	$1,068,704	43,809
Class C	240,207		9,947		37,904		1,689		(289,963)	(11,996)	(11,852)	(360)
Class T	—		—		—		—		—	—	—	—
Class F-1	32,713		1,328		4,503		197		(63,709)	(2,599)	(26,493)	(1,074)
Class F-2	353,933		14,213		32,994		1,436		(188,924)	(7,625)	198,003	8,024
Class F-3	91,640		3,728		6,885		300		(37,454)	(1,519)	61,071	2,509
Class 529-A	364,788		14,777		49,738		2,178		(157,232)	(6,343)	257,294	10,612
Class 529-C	34,818		1,438		4,269		190		(53,650)	(2,221)	(14,563)	(593)
Class 529-E	13,761		564		1,721		76		(5,173)	(207)	10,309	433
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—	†	—	†	—	†	—	†	(37)	(2)	(37)	(2)
Class 529-F-2	74,572		2,992		6,945		304		(24,347)	(971)	57,170	2,325
Class 529-F-3	—		—		—	†	—	†	—	—	— †	— †
Class ABLE-A	2,548		104		117		5		(246)	(10)	2,419	99
Class ABLE-F-2	106		5		1		—	†	(19)	(1)	88	4
Class R-1	7,515		306		1,010		45		(3,960)	(164)	4,565	187
Class R-2	68,916		2,843		7,923		354		(70,046)	(2,895)	6,793	302
Class R-2E	3,175		128		377		17		(3,269)	(139)	283	6
Class R-3	63,701		2,601		5,648		248		(51,712)	(2,116)	17,637	733
Class R-4	18,059		739		2,760		121		(17,727)	(719)	3,092	141
Class R-5E	17,739		715		1,021		45		(12,880)	(548)	5,880	212
Class R-5	6,670		265		1,176		51		(5,896)	(239)	1,950	77
Class R-6	52,163		2,091		5,036		219		(35,657)	(1,480)	21,542	830
Total net increase (decrease)	$3,199,542		129,518		$408,133		17,881		$(1,943,819)	(79,125)	$1,663,856	68,274

Refer to the end of the tables for footnotes.

56	American Funds Portfolio Series

Growth and Income Portfolio

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$1,574,846		90,967		$515,269		27,891		$(1,088,981)	(63,910)	$1,001,134	54,948
Class C	183,989		10,670		65,213		3,494		(319,201)	(18,700)	(69,999)	(4,536)
Class T	—		—		—		—		—	—	—	—
Class F-1	39,964		2,248		10,893		588		(42,062)	(2,444)	8,795	392
Class F-2	351,850		20,174		67,856		3,681		(319,653)	(18,686)	100,053	5,169
Class F-3	103,666		5,830		15,817		862		(68,069)	(4,051)	51,414	2,641
Class 529-A	175,531		10,131		54,634		2,959		(103,020)	(5,982)	127,145	7,108
Class 529-C	18,860		1,090		3,911		209		(30,924)	(1,779)	(8,153)	(480)
Class 529-E	5,125		297		2,069		112		(4,896)	(284)	2,298	125
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—		—		1		—	†	—	—	1	— †
Class 529-F-2	34,732		1,976		6,525		355		(15,698)	(919)	25,559	1,412
Class 529-F-3	—		—		1		—	†	—	—	1	— †
Class ABLE-A	2,343		134		278		15		(409)	(23)	2,212	126
Class ABLE-F-2	201		11		14		1		(19)	(1)	196	11
Class R-1	3,360		196		1,074		57		(2,973)	(180)	1,461	73
Class R-2	57,632		3,623		8,884		477		(36,752)	(2,163)	29,764	1,937
Class R-2E	2,040		121		998		54		(4,597)	(253)	(1,559)	(78)
Class R-3	37,985		2,210		8,099		437		(38,732)	(2,245)	7,352	402
Class R-4	15,908		910		4,419		239		(18,464)	(1,077)	1,863	72
Class R-5E	10,043		574		1,042		57		(1,936)	(115)	9,149	516
Class R-5	6,891		386		1,783		96		(10,339)	(623)	(1,665)	(141)
Class R-6	91,013		5,274		20,931		1,138		(55,505)	(3,213)	56,439	3,199
Total net increase (decrease)	$2,715,979		156,822		$789,712		42,722		$(2,162,230)	(126,648)	$1,343,461	72,896

Year ended October 31, 2021

Class A	$1,847,594		100,769		$305,202		17,514		$(963,612)	(52,733)	$1,189,184	65,550
Class C	237,963		13,113		43,006		2,513		(343,690)	(18,917)	(62,721)	(3,291)
Class T	—		—		—		—		—	—	—	—
Class F-1	61,741		3,379		8,113		468		(99,465)	(5,515)	(29,611)	(1,668)
Class F-2	401,972		21,881		39,013		2,229		(211,569)	(11,583)	229,416	12,527
Class F-3	129,708		7,165		6,874		390		(27,849)	(1,525)	108,733	6,030
Class 529-A	188,752		10,314		32,543		1,870		(106,134)	(5,781)	115,161	6,403
Class 529-C	19,200		1,057		2,813		164		(36,044)	(1,980)	(14,031)	(759)
Class 529-E	7,399		400		1,274		73		(5,113)	(275)	3,560	198
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—	†	—	†	—	†	—	†	(118)	(7)	(118)	(7)
Class 529-F-2	35,848		1,954		3,366		192		(12,562)	(680)	26,652	1,466
Class 529-F-3	—		—		—	†	—	†	—	—	— †	— †
Class ABLE-A	1,844		101		123		7		(356)	(19)	1,611	89
Class ABLE-F-2	136		7		3		—	†	(6)	— †	133	7
Class R-1	4,538		251		610		36		(3,298)	(183)	1,850	104
Class R-2	37,497		2,072		5,544		325		(44,455)	(2,455)	(1,414)	(58)
Class R-2E	6,432		352		594		35		(5,246)	(287)	1,780	100
Class R-3	49,678		2,750		4,865		281		(35,004)	(1,925)	19,539	1,106
Class R-4	17,606		961		2,828		163		(15,342)	(830)	5,092	294
Class R-5E	6,122		336		654		38		(7,747)	(443)	(971)	(69)
Class R-5	11,266		605		1,023		58		(4,899)	(262)	7,390	401
Class R-6	106,071		5,748		12,266		700		(57,098)	(3,121)	61,239	3,327
Total net increase (decrease)	$3,171,367		173,215		$470,715		27,056		$(1,979,607)	(108,521)	$1,662,475	91,750

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	57

Moderate Growth and Income Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$1,364,871	79,834	$444,777		24,881		$(1,024,522)	(61,140)	$785,126	43,575
Class C	149,197	8,734	56,783		3,150		(287,217)	(17,164)	(81,237)	(5,280)
Class T	—	—	—		—		—	—	—	—
Class F-1	16,552	961	6,590		367		(27,699)	(1,620)	(4,557)	(292)
Class F-2	302,781	17,646	64,120		3,588		(302,709)	(18,075)	64,192	3,159
Class F-3	106,864	6,204	16,112		907		(56,793)	(3,372)	66,183	3,739
Class 529-A	95,718	5,572	31,472		1,759		(90,881)	(5,354)	36,309	1,977
Class 529-C	13,362	793	2,654		147		(23,761)	(1,398)	(7,745)	(458)
Class 529-E	4,888	283	953		53		(3,871)	(227)	1,970	109
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	23,350	1,346	4,855		273		(13,353)	(798)	14,852	821
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	2,033	117	221		13		(391)	(23)	1,863	107
Class ABLE-F-2	182	10	16		1		(6)	(1)	192	10
Class R-1	2,799	170	527		29		(4,111)	(243)	(785)	(44)
Class R-2	24,157	1,440	6,368		354		(26,357)	(1,554)	4,168	240
Class R-2E	3,751	232	516		28		(5,752)	(326)	(1,485)	(66)
Class R-3	28,944	1,704	7,752		431		(47,426)	(2,755)	(10,730)	(620)
Class R-4	19,169	1,138	5,029		279		(39,890)	(2,342)	(15,692)	(925)
Class R-5E	6,749	398	912		51		(2,145)	(126)	5,516	323
Class R-5	11,222	635	1,597		90		(8,376)	(493)	4,443	232
Class R-6	114,843	6,791	29,350		1,645		(94,375)	(5,617)	49,818	2,819
Total net increase (decrease)	$2,291,432	134,008	$680,607		38,046		$(2,059,635)	(122,628)	$912,404	49,426

Year ended October 31, 2021

Class A	$1,749,040	97,468	$185,383		10,663		$(874,355)	(48,928)	$1,060,068	59,203
Class C	225,525	12,676	22,791		1,335		(290,496)	(16,346)	(42,180)	(2,335)
Class T	—	—	—		—		—	—	—	—
Class F-1	28,098	1,581	3,789		219		(73,640)	(4,160)	(41,753)	(2,360)
Class F-2	375,815	20,954	27,717		1,588		(216,399)	(12,013)	187,133	10,529
Class F-3	127,750	7,145	5,572		318		(32,209)	(1,799)	101,113	5,664
Class 529-A	134,435	7,521	13,517		778		(86,096)	(4,802)	61,856	3,497
Class 529-C	15,669	880	1,209		71		(29,791)	(1,666)	(12,913)	(715)
Class 529-E	3,059	172	406		23		(2,752)	(154)	713	41
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	(119)	(7)	(119)	(7)
Class 529-F-2	28,827	1,597	1,869		107		(13,035)	(723)	17,661	981
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	1,612	90	68		4		(219)	(12)	1,461	82
Class ABLE-F-2	158	9	3		—	†	(2)	— †	159	9
Class R-1	2,051	115	204		12		(2,198)	(124)	57	3
Class R-2	29,970	1,691	2,500		146		(32,447)	(1,829)	23	8
Class R-2E	3,437	192	230		13		(4,115)	(234)	(448)	(29)
Class R-3	42,746	2,396	3,514		204		(45,542)	(2,557)	718	43
Class R-4	21,487	1,205	2,560		148		(33,729)	(1,898)	(9,682)	(545)
Class R-5E	6,759	382	406		24		(6,773)	(391)	392	15
Class R-5	5,971	329	726		42		(5,056)	(281)	1,641	90
Class R-6	118,156	6,589	13,416		768		(83,491)	(4,686)	48,081	2,671
Total net increase (decrease)	$2,920,565	162,992	$285,880		16,463		$(1,832,464)	(102,610)	$1,373,981	76,845

Refer to the end of the tables for footnotes.

58	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Sales*				Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$1,005,498		76,377		$251,837	19,026		$(734,234)	(56,632)	$523,101	38,771
Class C	114,993		8,750		27,985	2,107		(178,324)	(13,807)	(35,346)	(2,950)
Class T	—		—		—	—		—	—	—	—
Class F-1	20,976		1,613		3,822	288		(19,797)	(1,527)	5,001	374
Class F-2	258,438		19,847		28,003	2,121		(170,712)	(13,301)	115,729	8,667
Class F-3	52,048		3,946		5,317	404		(33,785)	(2,575)	23,580	1,775
Class 529-A	69,807		5,271		13,877	1,049		(62,431)	(4,784)	21,253	1,536
Class 529-C	8,515		648		1,281	96		(12,754)	(979)	(2,958)	(235)
Class 529-E	1,485		113		442	33		(1,733)	(132)	194	14
Class 529-T	—		—		1	—	†	—	—	1	— †
Class 529-F-1	—		—		1	—	†	—	—	1	— †
Class 529-F-2	12,615		968		2,549	192		(12,766)	(978)	2,398	182
Class 529-F-3	—		—		1	—	†	—	—	1	— †
Class ABLE-A	1,048		80		111	8		(318)	(24)	841	64
Class ABLE-F-2	145		11		4	—	†	(1)	— †	148	11
Class R-1	628		48		100	8		(619)	(51)	109	5
Class R-2	10,065		771		1,840	139		(14,589)	(1,122)	(2,684)	(212)
Class R-2E	369		30		33	3		(231)	(18)	171	15
Class R-3	14,859		1,130		1,940	146		(11,374)	(871)	5,425	405
Class R-4	7,517		570		1,645	124		(7,528)	(585)	1,634	109
Class R-5E	3,414		262		311	24		(1,667)	(131)	2,058	155
Class R-5	5,013		368		527	40		(2,649)	(200)	2,891	208
Class R-6	29,213		2,213		4,378	331		(21,830)	(1,678)	11,761	866
Total net increase (decrease)	$1,616,646		123,016		$346,005	26,139		$(1,287,342)	(99,395)	$675,309	49,760

Year ended October 31, 2021

Class A	$1,148,896		84,889		$222,004	16,969		$(604,588)	(44,942)	$766,312	56,916
Class C	163,347		12,132		28,870	2,230		(185,868)	(13,875)	6,349	487
Class T	—		—		—	—		—	—	—	—
Class F-1	16,428		1,215		4,450	341		(38,450)	(2,857)	(17,572)	(1,301)
Class F-2	190,057		14,029		22,902	1,746		(112,359)	(8,373)	100,600	7,402
Class F-3	43,547		3,242		3,903	297		(18,949)	(1,410)	28,501	2,129
Class 529-A	93,537		6,917		12,119	927		(56,541)	(4,193)	49,115	3,651
Class 529-C	11,733		871		1,365	105		(13,378)	(994)	(280)	(18)
Class 529-E	3,409		252		397	31		(1,996)	(148)	1,810	135
Class 529-T	—		—		1	—	†	—	—	1	— †
Class 529-F-1	—	†	—	†	1	—	†	(9)	(1)	(8)	(1)
Class 529-F-2	17,561		1,295		2,167	165		(9,407)	(698)	10,321	762
Class 529-F-3	—		—		1	—	†	—	—	1	— †
Class ABLE-A	888		66		70	5		(150)	(11)	808	60
Class ABLE-F-2	26		2		1	—	†	(2)	— †	25	2
Class R-1	348		26		98	8		(483)	(37)	(37)	(3)
Class R-2	11,451		855		2,025	156		(13,597)	(1,016)	(121)	(5)
Class R-2E	494		37		25	2		(107)	(8)	412	31
Class R-3	13,611		1,018		1,879	145		(12,828)	(956)	2,662	207
Class R-4	7,611		566		1,720	132		(12,404)	(943)	(3,073)	(245)
Class R-5E	1,676		124		335	26		(4,097)	(313)	(2,086)	(163)
Class R-5	3,188		240		383	29		(2,923)	(217)	648	52
Class R-6	33,152		2,454		3,693	282		(23,366)	(1,737)	13,479	999
Total net increase (decrease)	$1,760,960		130,230		$308,409	23,596		$(1,111,502)	(82,729)	$957,867	71,097

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	59

Tax-Aware Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$732,697	48,166	$90,169	5,956	$(483,988)	(32,988)	$338,878	21,134
Class C	66,666	4,384	7,931	522	(86,431)	(5,821)	(11,834)	(915)
Class T	—	—	—	—	—	—	—	—
Class F-1	65,567	4,206	7,469	491	(75,079)	(5,030)	(2,043)	(333)
Class F-2	179,351	11,866	13,627	900	(130,281)	(8,876)	62,697	3,890
Class F-3	58,930	3,914	3,270	218	(27,698)	(1,874)	34,502	2,258
Total net increase (decrease)	$1,103,211	72,536	$122,466	8,087	$(803,477)	(54,589)	$422,200	26,034

Year ended October 31, 2021

Class A	$788,967	50,615	$65,483	4,293	$(248,659)	(16,072)	$605,791	38,836
Class C	92,424	5,976	6,407	425	(71,670)	(4,673)	27,161	1,728
Class T	—	—	—	—	—	—	—	—
Class F-1	72,487	4,663	6,112	402	(64,150)	(4,158)	14,449	907
Class F-2	165,325	10,606	9,051	591	(57,979)	(3,758)	116,397	7,439
Class F-3	34,892	2,246	2,061	135	(9,661)	(626)	27,292	1,755
Total net increase (decrease)	$1,154,095	74,106	$89,114	5,846	$(452,119)	(29,287)	$791,090	50,665

Refer to the end of the tables for footnotes.

60	American Funds Portfolio Series

Preservation Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$649,055	65,972	$29,873		3,062		$(749,538)	(76,453)	$(70,610)	(7,419)
Class C	28,549	2,915	1,196		122		(57,052)	(5,820)	(27,307)	(2,783)
Class T	—	—	—		—		—	—	—	—
Class F-1	7,108	728	630		64		(24,386)	(2,464)	(16,648)	(1,672)
Class F-2	380,087	38,657	7,343		752		(458,377)	(46,975)	(70,947)	(7,566)
Class F-3	40,791	4,141	1,462		150		(45,587)	(4,689)	(3,334)	(398)
Class 529-A	53,599	5,453	3,313		339		(71,209)	(7,261)	(14,297)	(1,469)
Class 529-C	4,981	508	134		14		(8,774)	(895)	(3,659)	(373)
Class 529-E	1,159	118	80		8		(2,582)	(262)	(1,343)	(136)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	14,720	1,492	817		84		(16,050)	(1,631)	(513)	(55)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	398	40	14		2		(224)	(23)	188	19
Class ABLE-F-2	(33)	(3)	1		—	†	(1)	— †	(33)	(3)
Class R-1	172	18	7		1		(110)	(12)	69	7
Class R-2	6,661	684	195		20		(5,933)	(612)	923	92
Class R-2E	1,099	109	8		1		(1,183)	(118)	(76)	(8)
Class R-3	11,987	1,228	401		41		(10,080)	(1,025)	2,308	244
Class R-4	2,479	253	236		24		(4,111)	(419)	(1,396)	(142)
Class R-5E	1,630	168	64		7		(1,109)	(113)	585	62
Class R-5	4,532	448	123		13		(3,634)	(365)	1,021	96
Class R-6	11,587	1,183	719		73		(20,114)	(2,030)	(7,808)	(774)
Total net increase (decrease)	$1,220,561	124,112	$46,616		4,777		$(1,480,054)	(151,167)	$(212,877)	(22,278)

Year ended October 31, 2021

Class A	$973,218	94,665	$34,054		3,310		$(871,189)	(84,759)	$136,083	13,216
Class C	52,978	5,159	2,117		206		(83,060)	(8,101)	(27,965)	(2,736)
Class T	—	—	—		—		—	—	—	—
Class F-1	28,752	2,791	1,136		110		(41,326)	(4,016)	(11,438)	(1,115)
Class F-2	271,928	26,417	9,000		875		(262,693)	(25,536)	18,235	1,756
Class F-3	193,305	18,813	2,319		226		(172,326)	(16,846)	23,298	2,193
Class 529-A	76,712	7,465	3,995		389		(73,536)	(7,155)	7,171	699
Class 529-C	7,365	718	249		24		(11,702)	(1,140)	(4,088)	(398)
Class 529-E	2,484	242	118		11		(3,314)	(322)	(712)	(69)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	— †	— †	— †	— †
Class 529-F-2	16,919	1,646	853		83		(12,465)	(1,212)	5,307	517
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	535	52	11		2		(223)	(22)	323	32
Class ABLE-F-2	125	12	1		—	†	(5)	— †	121	12
Class R-1	107	11	9		1		(422)	(41)	(306)	(29)
Class R-2	8,018	783	286		28		(13,190)	(1,287)	(4,886)	(476)
Class R-2E	146	14	14		1		(642)	(62)	(482)	(47)
Class R-3	14,849	1,446	476		46		(14,843)	(1,446)	482	46
Class R-4	6,721	653	320		31		(8,182)	(796)	(1,141)	(112)
Class R-5E	1,825	177	58		6		(1,325)	(128)	558	55
Class R-5	4,600	447	137		13		(5,108)	(497)	(371)	(37)
Class R-6	27,447	2,669	965		94		(27,347)	(2,661)	1,065	102
Total net increase (decrease)	$1,688,034	164,180	$56,118		5,456		$(1,602,898)	(156,027)	$141,254	13,609

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	61

Tax-Exempt Preservation Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$184,768	19,174	$5,689	591	$(217,800)	(22,703)	$(27,343)	(2,938)
Class C	2,719	281	139	14	(12,187)	(1,269)	(9,329)	(974)
Class T	—	—	—	—	—	—	—	—
Class F-1	958	97	55	5	(4,797)	(499)	(3,784)	(397)
Class F-2	57,048	5,963	1,666	173	(121,899)	(12,646)	(63,185)	(6,510)
Class F-3	11,222	1,160	355	37	(37,508)	(3,851)	(25,931)	(2,654)
Total net increase (decrease)	$256,715	26,675	$7,904	820	$(394,191)	(40,968)	$(129,572)	(13,473)

Year ended October 31, 2021

Class A	$231,578	23,000	$4,662	464	$(134,444)	(13,364)	$101,796	10,100
Class C	10,495	1,044	139	14	(12,632)	(1,258)	(1,998)	(200)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,068	403	66	7	(5,643)	(560)	(1,509)	(150)
Class F-2	107,258	10,659	1,703	169	(49,800)	(4,950)	59,161	5,878
Class F-3	38,356	3,809	391	38	(15,359)	(1,526)	23,388	2,321
Total net increase (decrease)	$391,755	38,915	$6,961	692	$(217,878)	(21,658)	$180,838	17,949

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

62	American Funds Portfolio Series

Financial highlights

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2022	$25.43	$.12	$(7.31)	$(7.19)	$(.10)	$(.71)	$(.81)	$17.43	(29.17)%	$2,449		.36%		.36%		.80%		.57%
10/31/2021	18.70	.06	6.84	6.90	(.06)	(.11)	(.17)	25.43	37.07	3,473		.37		.37		.80		.25
10/31/2020	17.19	.14	2.24	2.38	(.16)	(.71)	(.87)	18.70	14.09	2,294		.38		.38		.82		.83
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55	2,042		.40		.40		.83		1.04
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)	1,737		.39		.39		.83		.63
Class C:
10/31/2022	24.81	(.03)	(7.15)	(7.18)	—	(.71)	(.71)	16.92	(29.77)	328		1.12		1.12		1.56		(.17)
10/31/2021	18.33	(.11)	6.70	6.59	—	(.11)	(.11)	24.81	36.07	522		1.10		1.10		1.53		(.47)
10/31/2020	16.87	.02	2.18	2.20	(.03)	(.71)	(.74)	18.33	13.25	402		1.13		1.13		1.57		.10
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74	384		1.15		1.15		1.58		.31
10/31/2018	17.08	(.02)	(.42)	(.44)	— [7]	(.93)	(.93)	15.71	(2.85)	350		1.12		1.12		1.56		(.11)
Class T:
10/31/2022	25.49	.17	(7.32)	(7.15)	(.16)	(.71)	(.87)	17.47	(29.02)[8]	—	[9]	.11	[8]	.11	[8]	.55	[8]	.84	[8]
10/31/2021	18.74	.12	6.84	6.96	(.10)	(.11)	(.21)	25.49	37.36 [8]	—	[9]	.13	[8]	.13	[8]	.56	[8]	.50	[8]
10/31/2020	17.22	.19	2.24	2.43	(.20)	(.71)	(.91)	18.74	14.39 [8]	—	[9]	.14	[8]	.14	[8]	.58	[8]	1.11	[8]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87 [8]	—	[9]	.15	[8]	.15	[8]	.58	[8]	1.35	[8]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[8]	—	[9]	.10	[8]	.10	[8]	.54	[8]	.99	[8]
Class F-1:
10/31/2022	25.47	.12	(7.34)	(7.22)	(.09)	(.71)	(.80)	17.45	(29.23)	49		.39		.39		.83		.58
10/31/2021	18.73	.08	6.83	6.91	(.06)	(.11)	(.17)	25.47	37.05	78		.38		.38		.81		.34
10/31/2020	17.21	.14	2.25	2.39	(.16)	(.71)	(.87)	18.73	14.14	90		.38		.38		.82		.83
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59	82		.40		.40		.83		1.07
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)	75		.38		.38		.82		.61
Class F-2:
10/31/2022	25.58	.18	(7.37)	(7.19)	(.16)	(.71)	(.87)	17.52	(29.06)	485		.12		.12		.56		.85
10/31/2021	18.79	.12	6.88	7.00	(.10)	(.11)	(.21)	25.58	37.50	795		.11		.11		.54		.49
10/31/2020	17.27	.19	2.24	2.43	(.20)	(.71)	(.91)	18.79	14.36	464		.12		.12		.56		1.10
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89	422		.14		.14		.57		1.34
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)	395		.13		.13		.57		.84
Class F-3:
10/31/2022	25.54	.18	(7.32)	(7.14)	(.19)	(.71)	(.90)	17.50	(28.96)	197		.01		.01		.45		.90
10/31/2021	18.76	.14	6.87	7.01	(.12)	(.11)	(.23)	25.54	37.62	254		.01		.01		.44		.58
10/31/2020	17.24	.17	2.28	2.45	(.22)	(.71)	(.93)	18.76	14.51	142		.02		.02		.46		.98
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98	74		.02		.02		.45		1.41
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)	62		.02		.02		.46		.75

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Global Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2022	$25.38	$.11	$(7.30)	$(7.19)	$(.10)	$(.71)	$(.81)	$17.38	(29.24)%	$523		.40%		.40%		.84%		.52%
10/31/2021	18.66	.05	6.84	6.89	(.06)	(.11)	(.17)	25.38	37.08	699		.40		.40		.83		.22
10/31/2020	17.16	.13	2.23	2.36	(.15)	(.71)	(.86)	18.66	14.03	449		.42		.42		.86		.75
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56	346		.44		.44		.87		.99
10/31/2018	17.35	.10	(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)	279		.41		.41		.85		.60
Class 529-C:
10/31/2022	24.80	(.04)	(7.13)	(7.17)	—	(.71)	(.71)	16.92	(29.74)	34		1.16		1.16		1.60		(.20)
10/31/2021	18.33	(.12)	6.70	6.58	—	(.11)	(.11)	24.80	36.02	59		1.15		1.15		1.58		(.52)
10/31/2020	16.87	.03	2.16	2.19	(.02)	(.71)	(.73)	18.33	13.17	47		1.19		1.19		1.63		.19
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64	79		1.21		1.21		1.64		.27
10/31/2018	17.08	(.03)	(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)	74		1.18		1.18		1.62		(.16)
Class 529-E:
10/31/2022	25.20	.06	(7.25)	(7.19)	(.04)	(.71)	(.75)	17.26	(29.37)	16		.63		.63		1.07		.30
10/31/2021	18.54	— [7]	6.78	6.78	(.01)	(.11)	(.12)	25.20	36.73	22		.62		.62		1.05		—	[10]
10/31/2020	17.06	.10	2.21	2.31	(.12)	(.71)	(.83)	18.54	13.78	15		.63		.63		1.07		.58
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30	13		.65		.65		1.08		.80
10/31/2018	17.25	.06	(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)	11		.64		.64		1.08		.35
Class 529-T:
10/31/2022	25.48	.16	(7.32)	(7.16)	(.15)	(.71)	(.86)	17.46	(29.07)[8]	—	[9]	.16	[8]	.16	[8]	.60	[8]	.78	[8]
10/31/2021	18.73	.10	6.85	6.95	(.09)	(.11)	(.20)	25.48	37.32 [8]	—	[9]	.18	[8]	.18	[8]	.61	[8]	.44	[8]
10/31/2020	17.21	.18	2.24	2.42	(.19)	(.71)	(.90)	18.73	14.36 [8]	—	[9]	.19	[8]	.19	[8]	.63	[8]	1.02	[8]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80 [8]	—	[9]	.19	[8]	.19	[8]	.62	[8]	1.27	[8]
10/31/2018	17.39	.15	(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[8]	—	[9]	.17	[8]	.17	[8]	.61	[8]	.89	[8]
Class 529-F-1:
10/31/2022	25.48	.15	(7.32)	(7.17)	(.14)	(.71)	(.85)	17.46	(29.07)[8]	—	[9]	.20	[8]	.20	[8]	.64	[8]	.73	[8]
10/31/2021	18.75	.10	6.86	6.96	(.12)	(.11)	(.23)	25.48	37.32 [8]	—	[9]	.19	[8]	.19	[8]	.62	[8]	.43	[8]
10/31/2020	17.23	.17	2.25	2.42	(.19)	(.71)	(.90)	18.75	14.35 [8]	—	[9]	.18	[8]	.18	[8]	.62	[8]	.97	[8]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75	40		.20		.20		.63		1.18
10/31/2018	17.41	.14	(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)	29		.18		.18		.62		.79
Class 529-F-2:
10/31/2022	25.44	.15	(7.30)	(7.15)	(.15)	(.71)	(.86)	17.43	(29.05)	91		.13		.13		.57		.76
10/31/2021	18.70	.10	6.85	6.95	(.10)	(.11)	(.21)	25.44	37.36	106		.17		.17		.60		.43
10/31/2020[11,12]	18.70	—	—	—	—	—	—	18.70	—	56		—		—		—		—

Refer to the end of the tables for footnotes.

64	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2022	$25.44	$.17	$(7.30)	$(7.13)	$(.17)	$(.71)	$(.88)	$17.43	(29.00)%	$—	[9]	.08%		.08%		.52%		.86%
10/31/2021	18.70	.19	6.78	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[9]	.11		.07		.50		.79
10/31/2020[11,12]	18.70	—	—	—	—	—	—	18.70	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2022	25.34	.12	(7.26)	(7.14)	(.14)	(.71)	(.85)	17.35	(29.13)	2		.30		.24		.68		.62
10/31/2021	18.60	.09	6.83	6.92	(.07)	(.11)	(.18)	25.34	37.37	2		.24		.18		.61		.40
10/31/2020	17.12	.11	2.26	2.37	(.18)	(.71)	(.89)	18.60	14.11	1		.42		.35		.79		.63
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43		.36		.79		.56
10/31/2018[11,13]	17.48	.01	(1.49)	(1.48)	—	—	—	16.00	(8.47)[8,14]	—	[9]	.08	[8,14]	.06	[8,14]	.50	[8,14]	.04 [8,14]
Class ABLE-F-2:
10/31/2022	25.44	.14	(7.26)	(7.12)	(.17)	(.71)	(.88)	17.44	(28.96)	—	[9]	.12		.06		.50		.70
10/31/2021	18.70	.10	6.87	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[9]	.12		.05		.48		.40
10/31/2020[11,12]	18.70	—	—	—	—	—	—	18.70	—	—	[9]	—		—		—		—
Class R-1:
10/31/2022	24.95	(.01)	(7.19)	(7.20)	—	(.71)	(.71)	17.04	(29.68)	4		1.02		1.02		1.46		(.07)
10/31/2021	18.42	(.09)	6.73	6.64	—	(.11)	(.11)	24.95	36.17	6		1.02		1.02		1.45		(.38)
10/31/2020	16.95	.03	2.20	2.23	(.05)	(.71)	(.76)	18.42	13.37	5		1.06		1.06		1.50		.16
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74	5		1.10		1.10		1.53		.32
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)	5		1.10		1.10		1.54		(.10)
Class R-2:
10/31/2022	24.72	(.03)	(7.11)	(7.14)	—	(.71)	(.71)	16.87	(29.71)	92		1.10		1.10		1.54		(.16)
10/31/2021	18.26	(.11)	6.68	6.57	—	(.11)	(.11)	24.72	36.10	134		1.10		1.10		1.53		(.47)
10/31/2020	16.82	.02	2.18	2.20	(.05)	(.71)	(.76)	18.26	13.27	98		1.11		1.11		1.55		.11
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12		1.12		1.55		.33
10/31/2018	17.03	(.01)	(.42)	(.43)	— [7]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
Class R-2E:
10/31/2022	25.09	.02	(7.22)	(7.20)	(.01)	(.71)	(.72)	17.17	(29.52)	5		.82		.82		1.26		.10
10/31/2021	18.48	(.03)	6.75	6.72	—	(.11)	(.11)	25.09	36.49	7		.82		.82		1.25		(.15)
10/31/2020	16.99	.06	2.21	2.27	(.07)	(.71)	(.78)	18.48	13.57	6		.82		.82		1.26		.33
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83		.83		1.26		.60
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Global Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2022	$25.19	$.06	$(7.25)	$(7.19)	$(.04)	$(.71)	$(.75)	$17.25	(29.40)%	$68	.65%	.65%	1.09%	.28%
10/31/2021	18.53	(.01)	6.79	6.78	(.01)	(.11)	(.12)	25.19	36.73	94	.65	.65	1.08	(.03)
10/31/2020	17.05	.09	2.21	2.30	(.11)	(.71)	(.82)	18.53	13.72	62	.67	.67	1.11	.51
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52	.67	.67	1.10	.76
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45	.67	.67	1.11	.33
Class R-4:
10/31/2022	25.39	.12	(7.30)	(7.18)	(.11)	(.71)	(.82)	17.39	(29.20)	38	.33	.33	.77	.58
10/31/2021	18.67	.06	6.84	6.90	(.07)	(.11)	(.18)	25.39	37.12	49	.34	.34	.77	.27
10/31/2020	17.17	.15	2.23	2.38	(.17)	(.71)	(.88)	18.67	14.13	32	.35	.35	.79	.89
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24	.37	.37	.80	1.05
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22	.37	.37	.81	.62
Class R-5E:
10/31/2022	25.40	.14	(7.27)	(7.13)	(.16)	(.71)	(.87)	17.40	(29.05)	17	.16	.16	.60	.72
10/31/2021	18.67	.10	6.84	6.94	(.10)	(.11)	(.21)	25.40	37.39	18	.15	.15	.58	.44
10/31/2020	17.17	.16	2.25	2.41	(.20)	(.71)	(.91)	18.67	14.31	9	.16	.16	.60	.91
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6	.16	.16	.59	1.02
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3	.17	.17	.61	.33
Class R-5:
10/31/2022	25.72	.18	(7.39)	(7.21)	(.17)	(.71)	(.88)	17.63	(28.99)	12	.06	.06	.50	.86
10/31/2021	18.90	.13	6.91	7.04	(.11)	(.11)	(.22)	25.72	37.49	17	.06	.06	.49	.55
10/31/2020	17.36	.20	2.26	2.46	(.21)	(.71)	(.92)	18.90	14.47	11	.07	.07	.51	1.14
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9	.08	.08	.51	1.38
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8	.08	.08	.52	.99
Class R-6:
10/31/2022	25.79	.19	(7.40)	(7.21)	(.19)	(.71)	(.90)	17.68	(28.95)	106	.01	.01	.45	.92
10/31/2021	18.94	.14	6.94	7.08	(.12)	(.11)	(.23)	25.79	37.63	146	.01	.01	.44	.60
10/31/2020	17.40	.21	2.26	2.47	(.22)	(.71)	(.93)	18.94	14.49	91	.02	.02	.46	1.18
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79	.03	.03	.46	1.36
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56	.02	.02	.46	.99

Refer to the end of the tables for footnotes.

66	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2022	$27.69	$.04	$(7.57)	$(7.53)	$(.01)	$(.90)	$(.91)	$19.25	(28.11)%	$7,384		.36%		.36%		.73%		.16%
10/31/2021	20.30	.06	8.12	8.18	(.10)	(.69)	(.79)	27.69	41.12	9,462		.36		.36		.73		.25
10/31/2020	18.76	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.30	14.43	6,049		.38		.38		.74		.71
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42	4,894		.40		.40		.78		.87
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02	3,973		.36		.36		.74		.65
Class C:
10/31/2022	26.98	(.12)	(7.36)	(7.48)	—	(.90)	(.90)	18.60	(28.67)	1,011		1.11		1.11		1.48		(.58)
10/31/2021	19.86	(.12)	7.93	7.81	—	(.69)	(.69)	26.98	40.02	1,483		1.10		1.10		1.47		(.47)
10/31/2020	18.38	— [7]	2.45	2.45	(.03)	(.94)	(.97)	19.86	13.62	1,099		1.12		1.12		1.48		—	[10]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55	990		1.14		1.14		1.52		.14
10/31/2018	17.78	(.02)	.27	.25	— [7]	(.49)	(.49)	17.54	1.34	858		1.12		1.12		1.50		(.09)
Class T:
10/31/2022	27.74	.10	(7.58)	(7.48)	(.06)	(.90)	(.96)	19.30	(27.91)[8]	—	[9]	.10	[8]	.10	[8]	.47	[8]	.44	[8]
10/31/2021	20.34	.13	8.11	8.24	(.15)	(.69)	(.84)	27.74	41.37 [8]	—	[9]	.13	[8]	.13	[8]	.50	[8]	.50	[8]
10/31/2020	18.78	.20	2.51	2.71	(.21)	(.94)	(1.15)	20.34	14.79 [8]	—	[9]	.13	[8]	.13	[8]	.49	[8]	1.03	[8]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66 [8]	—	[9]	.14	[8]	.14	[8]	.52	[8]	1.19	[8]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30 [8]	—	[9]	.10	[8]	.10	[8]	.48	[8]	.96	[8]
Class F-1:
10/31/2022	27.68	.03	(7.56)	(7.53)	—	(.90)	(.90)	19.25	(28.11)	95		.38		.38		.75		.15
10/31/2021	20.30	.08	8.09	8.17	(.10)	(.69)	(.79)	27.68	41.05	127		.37		.37		.74		.31
10/31/2020	18.75	.14	2.51	2.65	(.16)	(.94)	(1.10)	20.30	14.48	115		.38		.38		.74		.73
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40	101		.39		.39		.77		.92
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03	92		.38		.38		.76		.65
Class F-2:
10/31/2022	27.86	.09	(7.60)	(7.51)	(.07)	(.90)	(.97)	19.38	(27.92)	967		.12		.12		.49		.41
10/31/2021	20.42	.12	8.16	8.28	(.15)	(.69)	(.84)	27.86	41.43	1,287		.11		.11		.48		.49
10/31/2020	18.86	.18	2.53	2.71	(.21)	(.94)	(1.15)	20.42	14.74	779		.12		.12		.48		.96
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73	614		.12		.12		.50		1.12
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27	474		.12		.12		.50		.84
Class F-3:
10/31/2022	27.81	.11	(7.58)	(7.47)	(.09)	(.90)	(.99)	19.35	(27.84)	237		.01		.01		.38		.51
10/31/2021	20.38	.14	8.15	8.29	(.17)	(.69)	(.86)	27.81	41.58	290		.01		.01		.38		.55
10/31/2020	18.82	.20	2.53	2.73	(.23)	(.94)	(1.17)	20.38	14.89	161		.01		.01		.37		1.06
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81	125		.02		.02		.40		1.16
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42	78		.02		.02		.40		.78

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2022	$27.63	$.03	$(7.55)	$(7.52)	$— [7]	$(.90)	$(.90)	$19.21	(28.12)%		$1,604		.40%		.40%		.77%		.12%
10/31/2021	20.26	.05	8.11	8.16	(.10)	(.69)	(.79)	27.63	41.07		2,002		.39		.39		.76		.21
10/31/2020	18.73	.12	2.51	2.63	(.16)	(.94)	(1.10)	20.26	14.37		1,253		.42		.42		.78		.64
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33		912		.44		.44		.82		.82
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00		712		.41		.41		.79		.60
Class 529-C:
10/31/2022	26.94	(.13)	(7.34)	(7.47)	—	(.90)	(.90)	18.57	(28.67)		101		1.16		1.16		1.53		(.62)
10/31/2021	19.84	(.12)	7.91	7.79	—	(.69)	(.69)	26.94	39.96		156		1.14		1.14		1.51		(.51)
10/31/2020	18.36	.02	2.41	2.43	(.01)	(.94)	(.95)	19.84	13.53		127		1.18		1.18		1.54		.08
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
Class 529-E:
10/31/2022	27.39	(.02)	(7.48)	(7.50)	—	(.90)	(.90)	18.99	(28.30)		59		.61		.61		.98		(.09)
10/31/2021	20.10	(.01)	8.04	8.03	(.05)	(.69)	(.74)	27.39	40.74		74		.61		.61		.98		(.02)
10/31/2020	18.59	.09	2.48	2.57	(.12)	(.94)	(1.06)	20.10	14.16		46		.63		.63		.99		.48
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
Class 529-T:
10/31/2022	27.73	.08	(7.57)	(7.49)	(.05)	(.90)	(.95)	19.29	(27.96)[8]		—	[9]	.15	[8]	.15	[8]	.52	[8]	.38	[8]
10/31/2021	20.33	.11	8.12	8.23	(.14)	(.69)	(.83)	27.73	41.33	[8]	—	[9]	.17	[8]	.17	[8]	.54	[8]	.44	[8]
10/31/2020	18.78	.18	2.51	2.69	(.20)	(.94)	(1.14)	20.33	14.69	[8]	—	[9]	.18	[8]	.18	[8]	.54	[8]	.94	[8]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[8]	—	[9]	.18	[8]	.18	[8]	.56	[8]	1.12	[8]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[8]	—	[9]	.17	[8]	.17	[8]	.55	[8]	.88	[8]
Class 529-F-1:
10/31/2022	27.76	.08	(7.58)	(7.50)	(.05)	(.90)	(.95)	19.31	(27.97)[8]		—	[9]	.20	[8]	.20	[8]	.57	[8]	.34	[8]
10/31/2021	20.37	.10	8.14	8.24	(.16)	(.69)	(.85)	27.76	41.34	[8]	—	[9]	.18	[8]	.18	[8]	.55	[8]	.41	[8]
10/31/2020	18.82	.17	2.52	2.69	(.20)	(.94)	(1.14)	20.37	14.67	[8]	—	[9]	.18	[8]	.18	[8]	.54	[8]	.89	[8]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
Class 529-F-2:
10/31/2022	27.69	.09	(7.56)	(7.47)	(.06)	(.90)	(.96)	19.26	(27.94)		232		.13		.13		.50		.40
10/31/2021	20.30	.11	8.11	8.22	(.14)	(.69)	(.83)	27.69	41.36		289		.16		.16		.53		.42
10/31/2020[11,12]	20.30	—	—	—	—	—	—	20.30	—		165		—		—		—		—

Refer to the end of the tables for footnotes.

68	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2022	$27.68	$.10	$(7.55)	$(7.45)	$(.08)	$(.90)	$(.98)	$19.25	(27.90)%	$—	[9]	.07%		.07%		.44%		.46%
10/31/2021	20.30	.14	8.10	8.24	(.17)	(.69)	(.86)	27.68	41.48	—	[9]	.11		.07		.44		.55
10/31/2020[11,12]	20.30	—	—	—	—	—	—	20.30	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2022	27.59	.05	(7.52)	(7.47)	(.04)	(.90)	(.94)	19.18	(28.02)	7		.31		.25		.62		.23
10/31/2021	20.21	.09	8.09	8.18	(.11)	(.69)	(.80)	27.59	41.33	6		.24		.18		.55		.35
10/31/2020	18.69	.11	2.53	2.64	(.18)	(.94)	(1.12)	20.21	14.48	3		.41		.35		.71		.57
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45	1		.43		.36		.74		.53
10/31/2018[11,13]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[14]	—	[9]	.11	[14]	.09	[14]	.47	[14]	.05 [14]
Class ABLE-F-2:
10/31/2022	27.71	.09	(7.55)	(7.46)	(.08)	(.90)	(.98)	19.27	(27.91)	—	[9]	.11		.05		.42		.41
10/31/2021	20.30	.09	8.18	8.27	(.17)	(.69)	(.86)	27.71	41.63	—	[9]	.11		.04		.41		.34
10/31/2020[11,12]	20.30	—	—	—	—	—	—	20.30	—	—	[9]	—		—		—		—
Class R-1:
10/31/2022	27.05	(.12)	(7.37)	(7.49)	—	(.90)	(.90)	18.66	(28.63)	34		1.10		1.10		1.47		(.57)
10/31/2021	19.91	(.12)	7.95	7.83	—	(.69)	(.69)	27.05	40.02	45		1.10		1.10		1.47		(.50)
10/31/2020	18.44	— [7]	2.46	2.46	(.05)	(.94)	(.99)	19.91	13.64	29		1.11		1.11		1.47		(.03)
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59	23		1.11		1.11		1.49		.10
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31	16		1.11		1.11		1.49		(.18)
Class R-2:
10/31/2022	26.96	(.12)	(7.35)	(7.47)	—	(.90)	(.90)	18.59	(28.65)	197		1.10		1.10		1.47		(.55)
10/31/2021	19.84	(.11)	7.92	7.81	—	(.69)	(.69)	26.96	40.07	321		1.09		1.09		1.46		(.47)
10/31/2020	18.37	— [7]	2.45	2.45	(.04)	(.94)	(.98)	19.84	13.64	230		1.10		1.10		1.46		.02
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60	200		1.10		1.10		1.48		.17
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33	162		1.10		1.10		1.48		(.09)
Class R-2E:
10/31/2022	27.22	(.05)	(7.43)	(7.48)	—	(.90)	(.90)	18.84	(28.41)	9		.82		.82		1.19		(.24)
10/31/2021	19.98	(.04)	7.98	7.94	(.01)	(.69)	(.70)	27.22	40.44	15		.81		.81		1.18		(.15)
10/31/2020	18.50	.07	2.44	2.51	(.09)	(.94)	(1.03)	19.98	13.89	10		.82		.82		1.18		.36
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97	10		.82		.82		1.20		.39
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57	8		.82		.82		1.20		.20

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2022	$27.42	$(.03)	$(7.48)	$(7.51)	$—	$(.90)	$(.90)	$19.01	(28.31)%	$180	.65%	.65%	1.02%	(.12)%
10/31/2021	20.12	(.01)	8.05	8.04	(.05)	(.69)	(.74)	27.42	40.69	235	.65	.65	1.02	(.05)
10/31/2020	18.61	.08	2.49	2.57	(.12)	(.94)	(1.06)	20.12	14.12	158	.66	.66	1.02	.44
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09	129	.67	.67	1.05	.61
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76	107	.66	.66	1.04	.34
Class R-4:
10/31/2022	27.64	.04	(7.55)	(7.51)	—	(.90)	(.90)	19.23	(28.08)	76	.34	.34	.71	.17
10/31/2021	20.27	.07	8.09	8.16	(.10)	(.69)	(.79)	27.64	41.09	102	.35	.35	.72	.26
10/31/2020	18.73	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.27	14.47	72	.36	.36	.72	.73
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44	60	.36	.36	.74	.92
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01	54	.36	.36	.74	.66
Class R-5E:
10/31/2022	27.67	.08	(7.55)	(7.47)	(.06)	(.90)	(.96)	19.24	(27.95)	42	.15	.15	.52	.34
10/31/2021	20.29	.12	8.10	8.22	(.15)	(.69)	(.84)	27.67	41.36	40	.15	.15	.52	.48
10/31/2020	18.75	.16	2.53	2.69	(.21)	(.94)	(1.15)	20.29	14.70	25	.16	.16	.52	.84
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69	16	.16	.16	.54	.97
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22	9	.16	.16	.54	.75
Class R-5:
10/31/2022	28.01	.11	(7.65)	(7.54)	(.08)	(.90)	(.98)	19.49	(27.89)	30	.06	.06	.43	.48
10/31/2021	20.52	.14	8.20	8.34	(.16)	(.69)	(.85)	28.01	41.53	41	.06	.06	.43	.56
10/31/2020	18.95	.20	2.53	2.73	(.22)	(.94)	(1.16)	20.52	14.78	29	.06	.06	.42	1.04
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78	24	.07	.07	.45	1.20
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36	26	.07	.07	.45	.93
Class R-6:
10/31/2022	27.95	.11	(7.62)	(7.51)	(.09)	(.90)	(.99)	19.45	(27.84)	161	.01	.01	.38	.51
10/31/2021	20.48	.15	8.18	8.33	(.17)	(.69)	(.86)	27.95	41.57	186	.01	.01	.38	.60
10/31/2020	18.91	.21	2.53	2.74	(.23)	(.94)	(1.17)	20.48	14.87	119	.02	.02	.38	1.08
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81	132	.02	.02	.40	1.15
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40	87	.02	.02	.40	.94

Refer to the end of the tables for footnotes.

70	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2022	$19.63	$.27	$(3.51)	$(3.24)	$(.27)	$(.74)	$(1.01)	$15.38	(17.38)%	$8,590		.34%		.34%		.67%		1.58%
10/31/2021	15.64	.23	4.44	4.67	(.26)	(.42)	(.68)	19.63	30.44	9,886		.34		.34		.66		1.24
10/31/2020	15.29	.28	.91	1.19	(.29)	(.55)	(.84)	15.64	7.92	6,851		.34		.34		.66		1.81
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02	6,248		.36		.36		.68		2.04
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56	5,354		.35		.35		.68		1.74
Class C:
10/31/2022	19.49	.14	(3.49)	(3.35)	(.13)	(.74)	(.87)	15.27	(17.98)	1,097		1.07		1.07		1.40		.84
10/31/2021	15.53	.09	4.42	4.51	(.13)	(.42)	(.55)	19.49	29.51	1,489		1.07		1.07		1.39		.52
10/31/2020	15.19	.16	.90	1.06	(.17)	(.55)	(.72)	15.53	7.10	1,237		1.08		1.08		1.40		1.09
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20	1,262		1.09		1.09		1.41		1.31
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)	1,155		1.09		1.09		1.42		1.00
Class T:
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.15)[8]	—	[9]	.07	[8]	.07	[8]	.40	[8]	1.86	[8]
10/31/2021	15.64	.28	4.43	4.71	(.30)	(.42)	(.72)	19.63	30.75 [8]	—	[9]	.09	[8]	.09	[8]	.41	[8]	1.50	[8]
10/31/2020	15.29	.32	.91	1.23	(.33)	(.55)	(.88)	15.64	8.21 [8]	—	[9]	.08	[8]	.08	[8]	.40	[8]	2.10	[8]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33 [8]	—	[9]	.08	[8]	.08	[8]	.40	[8]	2.35	[8]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82 [8]	—	[9]	.08	[8]	.08	[8]	.41	[8]	2.02	[8]
Class F-1:
10/31/2022	19.63	.26	(3.51)	(3.25)	(.26)	(.74)	(1.00)	15.38	(17.41)	175		.38		.38		.71		1.54
10/31/2021	15.64	.22	4.44	4.66	(.25)	(.42)	(.67)	19.63	30.39	215		.37		.37		.69		1.23
10/31/2020	15.29	.27	.91	1.18	(.28)	(.55)	(.83)	15.64	7.88	198		.37		.37		.69		1.78
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00	180		.38		.38		.70		2.01
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53	156		.38		.38		.71		1.72
Class F-2:
10/31/2022	19.66	.31	(3.52)	(3.21)	(.31)	(.74)	(1.05)	15.40	(17.21)	1,077		.12		.12		.45		1.81
10/31/2021	15.66	.27	4.45	4.72	(.30)	(.42)	(.72)	19.66	30.75	1,273		.11		.11		.43		1.47
10/31/2020	15.31	.31	.91	1.22	(.32)	(.55)	(.87)	15.66	8.15	818		.12		.12		.44		2.04
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27	714		.12		.12		.44		2.26
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79	598		.12		.12		.45		1.94
Class F-3:
10/31/2022	19.64	.33	(3.52)	(3.19)	(.32)	(.74)	(1.06)	15.39	(17.09)	252		.01		.01		.34		1.91
10/31/2021	15.64	.29	4.45	4.74	(.32)	(.42)	(.74)	19.64	30.92	269		.01		.01		.33		1.55
10/31/2020	15.30	.33	.90	1.23	(.34)	(.55)	(.89)	15.64	8.21	120		.01		.01		.33		2.15
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40	107		.01		.01		.33		2.36
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89	70		.01		.01		.34		2.03

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2022	$19.62	$.27	$(3.52)	$(3.25)	$(.26)	$(.74)	$(1.00)	$15.37	(17.40)%	$925		.36%		.36%		.69%		1.56%
10/31/2021	15.63	.22	4.45	4.67	(.26)	(.42)	(.68)	19.62	30.42	1,042		.37		.37		.69		1.22
10/31/2020	15.28	.27	.91	1.18	(.28)	(.55)	(.83)	15.63	7.89	730		.38		.38		.70		1.75
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99	591		.39		.39		.71		2.00
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52	504		.39		.39		.72		1.70
Class 529-C:
10/31/2022	19.53	.13	(3.50)	(3.37)	(.12)	(.74)	(.86)	15.30	(18.05)	65		1.13		1.13		1.46		.78
10/31/2021	15.56	.08	4.42	4.50	(.11)	(.42)	(.53)	19.53	29.42	93		1.12		1.12		1.44		.46
10/31/2020	15.20	.17	.89	1.06	(.15)	(.55)	(.70)	15.56	7.09	86		1.14		1.14		1.46		1.14
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13	164		1.15		1.15		1.47		1.26
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)	155		1.15		1.15		1.48		.92
Class 529-E:
10/31/2022	19.57	.23	(3.51)	(3.28)	(.22)	(.74)	(.96)	15.33	(17.60)	35		.60		.60		.93		1.33
10/31/2021	15.59	.18	4.43	4.61	(.21)	(.42)	(.63)	19.57	30.14	42		.60		.60		.92		.99
10/31/2020	15.25	.24	.90	1.14	(.25)	(.55)	(.80)	15.59	7.59	31		.61		.61		.93		1.55
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77	27		.62		.62		.94		1.78
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29	23		.62		.62		.95		1.46
Class 529-T:
10/31/2022	19.63	.31	(3.52)	(3.21)	(.30)	(.74)	(1.04)	15.38	(17.19)[8]	—	[9]	.11	[8]	.11	[8]	.44	[8]	1.80	[8]
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.68 [8]	—	[9]	.14	[8]	.14	[8]	.46	[8]	1.45	[8]
10/31/2020	15.29	.31	.91	1.22	(.32)	(.55)	(.87)	15.64	8.15 [8]	—	[9]	.13	[8]	.13	[8]	.45	[8]	2.02	[8]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26 [8]	—	[9]	.14	[8]	.14	[8]	.46	[8]	2.26	[8]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75 [8]	—	[9]	.15	[8]	.15	[8]	.48	[8]	1.94	[8]

Class 529-F-1:
10/31/2022	19.64	.30	(3.53)	(3.23)	(.29)	(.74)	(1.03)	15.38	(17.29)[8]	—	[9]	.19	[8]	.19	[8]	.52	[8]	1.73	[8]
10/31/2021	15.65	.23	4.47	4.70	(.29)	(.42)	(.71)	19.64	30.62 [8]	—	[9]	.17	[8]	.17	[8]	.49	[8]	1.27	[8]
10/31/2020	15.30	.30	.92	1.22	(.32)	(.55)	(.87)	15.65	8.14 [8]	—	[9]	.14	[8]	.14	[8]	.46	[8]	2.00	[8]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25	56		.15		.15		.47		2.22
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75	41		.15		.15		.48		1.92

Class 529-F-2:
10/31/2022	19.63	.31	(3.51)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.18)	110		.11		.11		.44		1.81
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.70	113		.13		.13		.45		1.45
10/31/2020[11,12]	15.64	—	—	—	—	—	—	15.64	—	67		—		—		—		—

Refer to the end of the tables for footnotes.

72	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2022	$19.63	$.32	$(3.52)	$(3.20)	$(.31)	$(.74)	$(1.05)	$15.38	(17.15)%	$—	[9]	.07%		.07%		.40%		1.85%
10/31/2021	15.64	.28	4.44	4.72	(.31)	(.42)	(.73)	19.63	30.78	—	[9]	.12		.07		.39		1.52
10/31/2020[11,12]	15.64	—	—	—	—	—	—	15.64	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2022	19.63	.28	(3.51)	(3.23)	(.28)	(.74)	(1.02)	15.38	(17.32)	6		.29		.23		.56		1.67
10/31/2021	15.63	.26	4.44	4.70	(.28)	(.42)	(.70)	19.63	30.69	5		.21		.15		.47		1.41
10/31/2020	15.27	.27	.92	1.19	(.28)	(.55)	(.83)	15.63	7.97	2		.39		.32		.64		1.74
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40		.34		.66		1.84
10/31/2018[11,13]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[14]	—	[9]	.11	[14]	.09	[14]	.42	[14]	.50	[14]
Class ABLE-F-2:
10/31/2022	19.64	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.39	(17.15)	—	[9]	.09		.04		.37		1.89
10/31/2021	15.64	.30	4.43	4.73	(.31)	(.42)	(.73)	19.64	30.86	—	[9]	.09		.03		.35		1.59
10/31/2020[11,12]	15.64	—	—	—	—	—	—	15.64	—	—	[9]	—		—		—		—
Class R-1:
10/31/2022	19.51	.14	(3.50)	(3.36)	(.13)	(.74)	(.87)	15.28	(18.01)	20		1.08		1.08		1.41		.84
10/31/2021	15.55	.09	4.42	4.51	(.13)	(.42)	(.55)	19.51	29.48	24		1.09		1.09		1.41		.50
10/31/2020	15.21	.16	.91	1.07	(.18)	(.55)	(.73)	15.55	7.11	17		1.10		1.10		1.42		1.04
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14	14		1.11		1.11		1.43		1.24
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)	9		1.10		1.10		1.43		.94
Class R-2:
10/31/2022	19.46	.14	(3.49)	(3.35)	(.13)	(.74)	(.87)	15.24	(18.01)	184		1.08		1.08		1.41		.83
10/31/2021	15.51	.09	4.41	4.50	(.13)	(.42)	(.55)	19.46	29.49	198		1.08		1.08		1.40		.51
10/31/2020	15.17	.16	.91	1.07	(.18)	(.55)	(.73)	15.51	7.12	159		1.08		1.08		1.40		1.08
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09		1.09		1.41		1.31
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)	137		1.09		1.09		1.42		1.00
Class R-2E:
10/31/2022	19.56	.20	(3.52)	(3.32)	(.18)	(.74)	(.92)	15.32	(17.79)	16		.81		.81		1.14		1.14
10/31/2021	15.59	.14	4.43	4.57	(.18)	(.42)	(.60)	19.56	29.81	22		.81		.81		1.13		.78
10/31/2020	15.25	.21	.90	1.11	(.22)	(.55)	(.77)	15.59	7.38	16		.81		.81		1.13		1.37
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81		.81		1.13		1.53
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10	9		.82		.82		1.15		1.27

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	73

Financial highlights (continued)

Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2022	$19.55	$.22	$(3.51)	$(3.29)	$(.21)	$(.74)	$(.95)	$15.31	(17.67)%	$139	.65%	.65%	.98%	1.26%
10/31/2021	15.58	.17	4.43	4.60	(.21)	(.42)	(.63)	19.55	30.03	169	.65	.65	.97	.93
10/31/2020	15.24	.23	.90	1.13	(.24)	(.55)	(.79)	15.58	7.54	117	.66	.66	.98	1.50
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72	110	.66	.66	.98	1.71
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26	93	.66	.66	.99	1.42
Class R-4:
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26)	(.74)	(1.00)	15.37	(17.40)	69	.34	.34	.67	1.57
10/31/2021	15.63	.23	4.44	4.67	(.26)	(.42)	(.68)	19.62	30.44	87	.35	.35	.67	1.23
10/31/2020	15.29	.28	.90	1.18	(.29)	(.55)	(.84)	15.63	7.84	65	.35	.35	.67	1.83
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02	70	.36	.36	.68	2.00
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61	64	.36	.36	.69	1.75
Class R-5E:
10/31/2022	19.61	.30	(3.51)	(3.21)	(.30)	(.74)	(1.04)	15.36	(17.23)	22	.15	.15	.48	1.76
10/31/2021	15.62	.27	4.43	4.70	(.29)	(.42)	(.71)	19.61	30.71	17	.15	.15	.47	1.47
10/31/2020	15.28	.30	.91	1.21	(.32)	(.55)	(.87)	15.62	8.07	15	.16	.16	.48	1.94
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26	10	.16	.16	.48	2.12
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76	6	.16	.16	.49	1.88
Class R-5:
10/31/2022	19.71	.32	(3.54)	(3.22)	(.31)	(.74)	(1.05)	15.44	(17.17)	24	.06	.06	.39	1.88
10/31/2021	15.70	.28	4.46	4.74	(.31)	(.42)	(.73)	19.71	30.80	33	.06	.06	.38	1.52
10/31/2020	15.35	.32	.91	1.23	(.33)	(.55)	(.88)	15.70	8.19	20	.07	.07	.39	2.12
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37	21	.07	.07	.39	2.35
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84	21	.07	.07	.40	2.03
Class R-6:
10/31/2022	19.67	.33	(3.53)	(3.20)	(.32)	(.74)	(1.06)	15.41	(17.11)	348	.01	.01	.34	1.90
10/31/2021	15.67	.29	4.45	4.74	(.32)	(.42)	(.74)	19.67	30.85	381	.01	.01	.33	1.57
10/31/2020	15.32	.33	.91	1.24	(.34)	(.55)	(.89)	15.67	8.26	251	.01	.01	.33	2.15
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38	208	.02	.02	.34	2.35
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89	119	.02	.02	.35	2.08

Refer to the end of the tables for footnotes.

74	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2022	$18.94	$.28	$(2.99)	$(2.71)	$(.29)	$(.66)	$(.95)	$15.28	(15.02)%	$7,690		.33%		.33%		.66%		1.64%
10/31/2021	15.57	.26	3.56	3.82	(.31)	(.14)	(.45)	18.94	24.7 [9]	8,709		.34		.34		.66		1.43
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.92	6,238		.33		.33		.68		1.72
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86	5,621		.35		.35		.72		1.93
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)	4,655		.35		.35		.73		1.75
Class C:
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16)	(.66)	(.82)	15.17	(15.67)	992		1.06		1.06		1.39		.91
10/31/2021	15.47	.13	3.53	3.66	(.18)	(.14)	(.32)	18.81	23.85	1,330		1.06		1.06		1.38		.71
10/31/2020	15.17	.15	.63	.78	(.18)	(.30)	(.48)	15.47	5.18	1,129		1.07		1.07		1.42		1.01
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05	1,174		1.08		1.08		1.45		1.22
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)	1,081		1.08		1.08		1.46		1.02
Class T:
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34)	(.66)	(1.00)	15.28	(14.82)[8]	—	[9]	.05	[8]	.05	[8]	.38	[8]	1.93	[8]
10/31/2021	15.58	.31	3.55	3.86	(.35)	(.14)	(.49)	18.95	25.09 [8]	—	[9]	.06	[8]	.06	[8]	.38	[8]	1.71	[8]
10/31/2020	15.28	.31	.62	.93	(.33)	(.30)	(.63)	15.58	6.20 [8]	—	[9]	.07	[8]	.07	[8]	.42	[8]	2.00	[8]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22 [8]	—	[9]	.08	[8]	.08	[8]	.45	[8]	2.22	[8]
10/31/2018	14.87	.30	(.30)	— [7]	(.29)	(.29)	(.58)	14.29	(.08)[8]	—	[9]	.08	[8]	.08	[8]	.46	[8]	2.03	[8]
Class F-1:
10/31/2022	18.95	.27	(3.00)	(2.73)	(.28)	(.66)	(.94)	15.28	(15.11)	104		.37		.37		.70		1.60
10/31/2021	15.57	.25	3.57	3.82	(.30)	(.14)	(.44)	18.95	24.80	135		.37		.37		.69		1.42
10/31/2020	15.27	.26	.62	.88	(.28)	(.30)	(.58)	15.57	5.88	148		.37		.37		.72		1.69
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82	152		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)	138		.38		.38		.76		1.72
Class F-2:
10/31/2022	18.97	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.30	(14.86)	1,031		.11		.11		.44		1.86
10/31/2021	15.59	.30	3.56	3.86	(.34)	(.14)	(.48)	18.97	25.09	1,219		.11		.11		.43		1.66
10/31/2020	15.30	.30	.61	.91	(.32)	(.30)	(.62)	15.59	6.07	838		.11		.11		.46		1.95
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16	756		.12		.12		.49		2.14
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)	611		.12		.12		.50		1.97
Class F-3:
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34)	(.66)	(1.00)	15.28	(14.79)	285		.01		.01		.34		1.95
10/31/2021	15.58	.31	3.56	3.87	(.36)	(.14)	(.50)	18.95	25.16	282		.01		.01		.33		1.73
10/31/2020	15.28	.31	.63	.94	(.34)	(.30)	(.64)	15.58	6.27	143		.01		.01		.36		2.04
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30	136		.01		.01		.38		2.23
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	—	76		.01		.01		.39		2.06

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	75

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2022	$18.94	$.27	$(2.99)	$(2.72)	$(.29)	$(.66)	$(.95)	$15.27	(15.10)%	$532		.35%		.35%		.68%		1.62%
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	622		.36		.36		.68		1.40
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	457		.37		.37		.72		1.68
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	385		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)	332		.39		.39		.77		1.72
Class 529-C:
10/31/2022	18.86	.14	(2.97)	(2.83)	(.15)	(.66)	(.81)	15.22	(15.68)	46		1.11		1.11		1.44		.85
10/31/2021	15.51	.12	3.53	3.65	(.16)	(.14)	(.30)	18.86	23.77	65		1.11		1.11		1.43		.66
10/31/2020	15.20	.16	.61	.77	(.16)	(.30)	(.46)	15.51	5.11	65		1.12		1.12		1.47		1.03
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03	118		1.13		1.13		1.50		1.17
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)	117		1.15		1.15		1.53		.93
Class 529-E:
10/31/2022	18.89	.23	(2.98)	(2.75)	(.24)	(.66)	(.90)	15.24	(15.24)	18		.59		.59		.92		1.37
10/31/2021	15.53	.21	3.55	3.76	(.26)	(.14)	(.40)	18.89	24.47	20		.59		.59		.91		1.18
10/31/2020	15.24	.23	.61	.84	(.25)	(.30)	(.55)	15.53	5.59	16		.59		.59		.94		1.49
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67	15		.61		.61		.98		1.69
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)	13		.62		.62		1.00		1.48
Class 529-T:
10/31/2022	18.95	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.28	(14.88)[8]	—	[9]	.11	[8]	.11	[8]	.44	[8]	1.85	[8]
10/31/2021	15.57	.30	3.56	3.86	(.34)	(.14)	(.48)	18.95	25.11 [8]	—	[9]	.12	[8]	.12	[8]	.44	[8]	1.65	[8]
10/31/2020	15.28	.30	.61	.91	(.32)	(.30)	(.62)	15.57	6.07 [8]	—	[9]	.13	[8]	.13	[8]	.48	[8]	1.94	[8]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16 [8]	—	[9]	.13	[8]	.13	[8]	.50	[8]	2.16	[8]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[8]	—	[9]	.14	[8]	.14	[8]	.52	[8]	1.96	[8]
Class 529-F-1:
10/31/2022	18.97	.30	(3.00)	(2.70)	(.31)	(.66)	(.97)	15.30	(14.92)[8]	—	[9]	.18	[8]	.18	[8]	.51	[8]	1.78	[8]
10/31/2021	15.59	.26	3.60	3.86	(.34)	(.14)	(.48)	18.97	25.03 [8]	—	[9]	.16	[8]	.16	[8]	.48	[8]	1.48	[8]
10/31/2020	15.29	.30	.62	.92	(.32)	(.30)	(.62)	15.59	6.14 [8]	—	[9]	.12	[8]	.12	[8]	.47	[8]	1.93	[8]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16	49		.13		.13		.50		2.15
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)	40		.15		.15		.53		1.95
Class 529-F-2:
10/31/2022	18.94	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.27	(14.89)	83		.11		.11		.44		1.86
10/31/2021	15.57	.29	3.56	3.85	(.34)	(.14)	(.48)	18.94	25.05	87		.12		.12		.44		1.63
10/31/2020[11,12]	15.57	—	—	—	—	—	—	15.57	—	56		—		—		—		—

Refer to the end of the tables for footnotes.

76	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2022	$18.94	$.32	$(3.00)	$(2.68)	$(.33)	$(.66)	$(.99)	$15.27	(14.86)%	$—	[9]	.07%		.07%		.40%		1.89%
10/31/2021	15.57	.30	3.56	3.86	(.35)	(.14)	(.49)	18.94	25.11	—	[9]	.12		.07		.39		1.69
10/31/2020[11,12]	15.57	—	—	—	—	—	—	15.57	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2022	18.94	.29	(2.99)	(2.70)	(.30)	(.66)	(.96)	15.28	(14.99)	5		.30		.24		.57		1.72
10/31/2021	15.57	.29	3.55	3.84	(.33)	(.14)	(.47)	18.94	24.94	4		.22		.16		.48		1.58
10/31/2020	15.26	.26	.64	.90	(.29)	(.30)	(.59)	15.57	5.96	2		.38		.32		.67		1.68
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40		.33		.70		1.78
10/31/2018[11,13]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[14]	—	[9]	.10	[14]	.08	[14]	.46	[14]	.46	[14]
Class ABLE-F-2:
10/31/2022	18.95	.33	(3.00)	(2.67)	(.33)	(.66)	(.99)	15.29	(14.80)	—	[9]	.09		.03		.36		1.96
10/31/2021	15.57	.31	3.56	3.87	(.35)	(.14)	(.49)	18.95	25.18	—	[9]	.09		.02		.34		1.70
10/31/2020[11,12]	15.57	—	—	—	—	—	—	15.57	—	—	[9]	—		—		—		—
Class R-1:
10/31/2022	18.86	.15	(2.99)	(2.84)	(.15)	(.66)	(.81)	15.21	(15.73)	9		1.09		1.09		1.42		.88
10/31/2021	15.51	.12	3.54	3.66	(.17)	(.14)	(.31)	18.86	23.83	12		1.10		1.10		1.42		.67
10/31/2020	15.20	.15	.62	.77	(.16)	(.30)	(.46)	15.51	5.13	10		1.11		1.11		1.46		.96
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04	13		1.12		1.12		1.49		1.20
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)	12		1.11		1.11		1.49		.99
Class R-2:
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16)	(.66)	(.82)	15.17	(15.67)	123		1.07		1.07		1.40		.90
10/31/2021	15.47	.12	3.54	3.66	(.18)	(.14)	(.32)	18.81	23.84	148		1.08		1.08		1.40		.69
10/31/2020	15.18	.15	.62	.77	(.18)	(.30)	(.48)	15.47	5.10	122		1.08		1.08		1.43		1.00
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10		1.10		1.47		1.20
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
Class R-2E:
10/31/2022	18.93	.20	(3.00)	(2.80)	(.20)	(.66)	(.86)	15.27	(15.49)	9		.81		.81		1.14		1.15
10/31/2021	15.56	.18	3.55	3.73	(.22)	(.14)	(.36)	18.93	24.21	12		.81		.81		1.13		.98
10/31/2020	15.26	.19	.63	.82	(.22)	(.30)	(.52)	15.56	5.40	10		.82		.82		1.17		1.24
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81		.81		1.18		1.42
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	77

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2022	$18.89	$.22	$(2.98)	$(2.76)	$(.23)	$(.66)	$(.89)	$15.24	(15.30)%	$129	.65%	.65%	.98%	1.31%
10/31/2021	15.53	.20	3.55	3.75	(.25)	(.14)	(.39)	18.89	24.40	171	.65	.65	.97	1.12
10/31/2020	15.23	.22	.62	.84	(.24)	(.30)	(.54)	15.53	5.60	140	.65	.65	1.00	1.41
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135	.66	.66	1.03	1.62
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119	.66	.66	1.04	1.43
Class R-4:
10/31/2022	18.94	.27	(2.99)	(2.72)	(.28)	(.66)	(.94)	15.28	(15.06)	70	.35	.35	.68	1.60
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	105	.35	.35	.67	1.41
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	94	.36	.36	.71	1.73
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97	.36	.36	.73	1.92
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99	.36	.36	.74	1.75
Class R-5E:
10/31/2022	18.96	.30	(2.99)	(2.69)	(.32)	(.66)	(.98)	15.29	(14.91)	18	.16	.16	.49	1.80
10/31/2021	15.58	.29	3.57	3.86	(.34)	(.14)	(.48)	18.96	25.04	17	.16	.16	.48	1.62
10/31/2020	15.28	.29	.63	.92	(.32)	(.30)	(.62)	15.58	6.10	13	.16	.16	.51	1.88
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14	.16	.16	.53	2.08
10/31/2018	14.87	.28	(.28)	— [7]	(.28)	(.29)	(.57)	14.30	(.06)	10	.15	.15	.53	1.84
Class R-5:
10/31/2022	18.99	.32	(2.99)	(2.67)	(.34)	(.66)	(1.00)	15.32	(14.80)	27	.06	.06	.39	1.91
10/31/2021	15.61	.31	3.56	3.87	(.35)	(.14)	(.49)	18.99	25.11	29	.06	.06	.38	1.71
10/31/2020	15.31	.31	.62	.93	(.33)	(.30)	(.63)	15.61	6.20	23	.06	.06	.41	2.00
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22	.07	.07	.44	2.25
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01	21	.07	.07	.45	2.04
Class R-6:
10/31/2022	18.99	.33	(3.01)	(2.68)	(.34)	(.66)	(1.00)	15.31	(14.82)	483	.01	.01	.34	1.95
10/31/2021	15.61	.32	3.56	3.88	(.36)	(.14)	(.50)	18.99	25.17	546	.01	.01	.33	1.75
10/31/2020	15.31	.32	.62	.94	(.34)	(.30)	(.64)	15.61	6.25	407	.01	.01	.36	2.06
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409	.02	.02	.39	2.26
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06	288	.02	.02	.40	2.08

Refer to the end of the tables for footnotes.

78	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2022	$14.00	$.40	$(1.72)	$(1.32)	$(.40)	$(.25)	$(.65)	$12.03	(9.81)%	$4,994		.33%		.33%		.62%		3.05%
10/31/2021	12.24	.36	2.08	2.44	(.41)	(.27)	(.68)	14.00	20.36	5,267		.33		.33		.60		2.68
10/31/2020	12.80	.41	(.38)	.03	(.42)	(.17)	(.59)	12.24	.23	3,910		.33		.33		.60		3.26
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85	3,794		.34		.34		.63		3.28
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27	3,225		.34		.34		.63		3.05
Class C:
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30)	(.25)	(.55)	11.96	(10.40)	581		1.05		1.05		1.34		2.33
10/31/2021	12.17	.27	2.05	2.32	(.31)	(.27)	(.58)	13.91	19.44	717		1.05		1.05		1.32		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	622		1.06		1.06		1.33		2.54
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02	696		1.07		1.07		1.36		2.56
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)	654		1.08		1.08		1.37		2.31
Class T:
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44)	(.25)	(.69)	12.04	(9.47)[8]	—	[9]	.05	[8]	.05	[8]	.34	[8]	3.34	[8]
10/31/2021	12.25	.41	2.06	2.47	(.45)	(.27)	(.72)	14.00	20.60 [8]	—	[9]	.04	[8]	.04	[8]	.31	[8]	3.00	[8]
10/31/2020	12.80	.44	(.36)	.08	(.46)	(.17)	(.63)	12.25	.60 [8]	—	[9]	.05	[8]	.05	[8]	.32	[8]	3.55	[8]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15 [8]	—	[9]	.05	[8]	.05	[8]	.34	[8]	3.59	[8]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52 [8]	—	[9]	.08	[8]	.08	[8]	.37	[8]	3.32	[8]
Class F-1:
10/31/2022	14.01	.39	(1.72)	(1.33)	(.39)	(.25)	(.64)	12.04	(9.83)	75		.37		.37		.66		3.02
10/31/2021	12.25	.36	2.07	2.43	(.40)	(.27)	(.67)	14.01	20.28	82		.37		.37		.64		2.70
10/31/2020	12.80	.40	(.37)	.03	(.41)	(.17)	(.58)	12.25	.26	87		.37		.37		.64		3.22
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70	90		.38		.38		.67		3.25
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22	75		.38		.38		.67		3.06
Class F-2:
10/31/2022	14.02	.43	(1.72)	(1.29)	(.43)	(.25)	(.68)	12.05	(9.59)	574		.11		.11		.40		3.27
10/31/2021	12.26	.39	2.08	2.47	(.44)	(.27)	(.71)	14.02	20.58	546		.11		.11		.38		2.90
10/31/2020	12.81	.43	(.36)	.07	(.45)	(.17)	(.62)	12.26	.52	387		.12		.12		.39		3.48
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98	411		.12		.12		.41		3.49
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50	331		.12		.12		.41		3.25
Class F-3:
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44)	(.25)	(.69)	12.04	(9.44)	106		.01		.01		.30		3.35
10/31/2021	12.25	.40	2.07	2.47	(.45)	(.27)	(.72)	14.00	20.64	99		.01		.01		.28		2.98
10/31/2020	12.80	.45	(.37)	.08	(.46)	(.17)	(.63)	12.25	.63	60		.01		.01		.28		3.58
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19	56		.02		.02		.31		3.63
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60	45		.02		.02		.31		3.41

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	79

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2022	$13.99	$.40	$(1.71)	$(1.31)	$(.40)	$(.25)	$(.65)	$12.03	(9.75)%	$267		.34%		.34%		.63%		3.03%
10/31/2021	12.24	.36	2.06	2.42	(.40)	(.27)	(.67)	13.99	20.25	289		.35		.35		.62		2.66
10/31/2020	12.79	.40	(.36)	.04	(.42)	(.17)	(.59)	12.24	.28	209		.37		.37		.64		3.20
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83	176		.36		.36		.65		3.24
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14	137		.40		.40		.69		3.01
Class 529-C:
10/31/2022	13.93	.30	(1.71)	(1.41)	(.29)	(.25)	(.54)	11.98	(10.44)	26		1.11		1.11		1.40		2.27
10/31/2021	12.19	.26	2.05	2.31	(.30)	(.27)	(.57)	13.93	19.35	34		1.10		1.10		1.37		1.92
10/31/2020	12.73	.32	(.37)	(.05)	(.32)	(.17)	(.49)	12.19	(.46)	30		1.11		1.11		1.38		2.58
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96	54		1.12		1.12		1.41		2.49
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)	46		1.14		1.14		1.43		2.21
Class 529-E:
10/31/2022	13.98	.37	(1.72)	(1.35)	(.36)	(.25)	(.61)	12.02	(9.99)	9		.59		.59		.88		2.80
10/31/2021	12.23	.33	2.07	2.40	(.38)	(.27)	(.65)	13.98	20.01	10		.58		.58		.85		2.42
10/31/2020	12.79	.37	(.37)	— [7]	(.39)	(.17)	(.56)	12.23	(.03)	7		.59		.59		.86		3.01
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55	6		.59		.59		.88		3.07
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)	7		.61		.61		.90		2.76
Class 529-T:
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.04	(9.51)[8]	—	[9]	.09	[8]	.09	[8]	.38	[8]	3.29	[8]
10/31/2021	12.25	.39	2.07	2.46	(.44)	(.27)	(.71)	14.00	20.52 [8]	—	[9]	.11	[8]	.11	[8]	.38	[8]	2.92	[8]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.54 [8]	—	[9]	.11	[8]	.11	[8]	.38	[8]	3.48	[8]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08 [8]	—	[9]	.11	[8]	.11	[8]	.40	[8]	3.51	[8]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46 [8]	—	[9]	.15	[8]	.15	[8]	.44	[8]	3.24	[8]
Class 529-F-1:
10/31/2022	14.00	.42	(1.71)	(1.29)	(.42)	(.25)	(.67)	12.04	(9.60)[8]	—	[9]	.18	[8]	.18	[8]	.47	[8]	3.20	[8]
10/31/2021	12.25	.38	2.07	2.45	(.43)	(.27)	(.70)	14.00	20.47 [8]	—	[9]	.16	[8]	.16	[8]	.43	[8]	2.84	[8]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.53 [8]	—	[9]	.12	[8]	.12	[8]	.39	[8]	3.46	[8]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99	32		.12		.12		.41		3.46
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47	20		.14		.14		.43		3.29
Class 529-F-2:
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.03	(9.54)	47		.11		.11		.40		3.27
10/31/2021	12.24	.39	2.06	2.45	(.43)	(.27)	(.70)	13.99	20.51	52		.13		.13		.40		2.87
10/31/2020[11,12]	12.24	—	—	—	—	—	—	12.24	—	36		—		—		—		—

Refer to the end of the tables for footnotes.

80	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2022	$13.99	$.43	$(1.71)	$(1.28)	$(.43)	$(.25)	$(.68)	$12.03	(9.50)%	$—	[9]	.07%		.07%		.36%		3.31%
10/31/2021	12.24	.40	2.06	2.46	(.44)	(.27)	(.71)	13.99	20.58	—	[9]	.12		.07		.34		2.95
10/31/2020[11,12]	12.24	—	—	—	—	—	—	12.24	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2022	13.99	.41	(1.72)	(1.31)	(.41)	(.25)	(.66)	12.02	(9.77)	3		.29		.23		.52		3.14
10/31/2021	12.23	.38	2.07	2.45	(.42)	(.27)	(.69)	13.99	20.53	2		.21		.15		.42		2.80
10/31/2020	12.78	.40	(.36)	.04	(.42)	(.17)	(.59)	12.23	.29	1		.38		.31		.58		3.23
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[9]	.39		.32		.61		3.17
10/31/2018[11,13]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[14]	—	[9]	.09	[14]	.07	[14]	.36	[14]	.91	[14]
Class ABLE-F-2:
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.04	(9.49)	—	[9]	.08		.03		.32		3.42
10/31/2021	12.24	.40	2.07	2.47	(.44)	(.27)	(.71)	14.00	20.68	—	[9]	.08		.02		.29		2.91
10/31/2020[11,12]	12.24	—	—	—	—	—	—	12.24	—	—	[9]	—		—		—		—
Class R-1:
10/31/2022	13.93	.30	(1.71)	(1.41)	(.30)	(.25)	(.55)	11.97	(10.45)	2		1.06		1.06		1.35		2.34
10/31/2021	12.18	.26	2.07	2.33	(.31)	(.27)	(.58)	13.93	19.47	2		1.09		1.09		1.36		1.97
10/31/2020	12.74	.30	(.36)	(.06)	(.33)	(.17)	(.50)	12.18	(.54)	2		1.13		1.13		1.40		2.45
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14		1.14		1.43		2.48
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12		1.12		1.41		2.31
Class R-2:
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30)	(.25)	(.55)	11.96	(10.44)	39		1.08		1.08		1.37		2.31
10/31/2021	12.17	.26	2.06	2.32	(.31)	(.27)	(.58)	13.91	19.43	49		1.07		1.07		1.34		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	43		1.08		1.08		1.35		2.52
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10		1.10		1.39		2.52
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
Class R-2E:
10/31/2022	14.00	.34	(1.72)	(1.38)	(.33)	(.25)	(.58)	12.04	(10.18)	1		.78		.78		1.07		2.56
10/31/2021	12.25	.30	2.07	2.37	(.35)	(.27)	(.62)	14.00	19.76	1		.82		.80		1.07		2.20
10/31/2020	12.79	.34	(.36)	(.02)	(.35)	(.17)	(.52)	12.25	(.22)	—	[9]	.83		.83		1.10		2.74
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82		.82		1.11		2.74
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	81

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2022	$13.97	$.36	$(1.71)	$(1.35)	$(.36)	$(.25)	$(.61)	$12.01	(10.03)%	$42	.63%	.63%	.92%	2.74%
10/31/2021	12.22	.32	2.07	2.39	(.37)	(.27)	(.64)	13.97	19.95	43	.63	.63	.90	2.39
10/31/2020	12.77	.37	(.37)	— [7]	(.38)	(.17)	(.55)	12.22	—	35	.64	.64	.91	2.94
10/31/2019	12.20	.37	.74	1.11	(.37)	(.17)	(.54)	12.77	9.43	34	.66	.66	.95	2.95
10/31/2018	12.60	.34	(.34)	— [7]	(.34)	(.06)	(.40)	12.20	(.05)	30	.66	.66	.95	2.74
Class R-4:
10/31/2022	14.00	.40	(1.71)	(1.31)	(.40)	(.25)	(.65)	12.04	(9.74)	31	.34	.34	.63	3.04
10/31/2021	12.25	.37	2.05	2.42	(.40)	(.27)	(.67)	14.00	20.23	35	.35	.35	.62	2.74
10/31/2020	12.80	.40	(.36)	.04	(.42)	(.17)	(.59)	12.25	.28	33	.36	.36	.63	3.24
10/31/2019	12.22	.40	.75	1.15	(.40)	(.17)	(.57)	12.80	9.80	37	.37	.37	.66	3.21
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.24	31	.37	.37	.66	3.02
Class R-5E:
10/31/2022	13.99	.42	(1.72)	(1.30)	(.42)	(.25)	(.67)	12.02	(9.65)	7	.16	.16	.45	3.25
10/31/2021	12.23	.41	2.05	2.46	(.43)	(.27)	(.70)	13.99	20.56	5	.17	.17	.44	3.02
10/31/2020	12.79	.42	(.37)	.05	(.44)	(.17)	(.61)	12.23	.40	7	.17	.17	.44	3.37
10/31/2019	12.21	.42	.76	1.18	(.43)	(.17)	(.60)	12.79	10.04	5	.16	.16	.45	3.36
10/31/2018	12.61	.40	(.33)	.07	(.41)	(.06)	(.47)	12.21	.46	4	.15	.15	.44	3.18
Class R-5:
10/31/2022	14.03	.44	(1.72)	(1.28)	(.43)	(.25)	(.68)	12.07	(9.46)	10	.06	.06	.35	3.33
10/31/2021	12.27	.40	2.07	2.47	(.44)	(.27)	(.71)	14.03	20.62	8	.06	.06	.33	2.96
10/31/2020	12.83	.44	(.38)	.06	(.45)	(.17)	(.62)	12.27	.50	6	.06	.06	.33	3.56
10/31/2019	12.25	.44	.75	1.19	(.44)	(.17)	(.61)	12.83	10.11	8	.07	.07	.36	3.56
10/31/2018	12.65	.42	(.34)	.08	(.42)	(.06)	(.48)	12.25	.55	7	.07	.07	.36	3.33
Class R-6:
10/31/2022	14.03	.44	(1.72)	(1.28)	(.44)	(.25)	(.69)	12.06	(9.49)	82	.01	.01	.30	3.36
10/31/2021	12.27	.41	2.07	2.48	(.45)	(.27)	(.72)	14.03	20.68	83	.01	.01	.28	3.00
10/31/2020	12.82	.45	(.37)	.08	(.46)	(.17)	(.63)	12.27	.63	61	.02	.02	.29	3.58
10/31/2019	12.24	.45	.74	1.19	(.44)	(.17)	(.61)	12.82	10.17	63	.02	.02	.31	3.61
10/31/2018	12.64	.43	(.35)	.08	(.42)	(.06)	(.48)	12.24	.59	37	.02	.02	.31	3.38

Refer to the end of the tables for footnotes.

82	American Funds Portfolio Series

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2022	$16.11	$.31	$(2.20)	$(1.89)	$(.32)	$(.10)	$(.42)	$13.80	(11.98)%	$3,127		.34%		.63%		2.04%
10/31/2021	13.80	.28	2.40	2.68	(.29)	(.08)	(.37)	16.11	19.58	3,309		.34		.64		1.83
10/31/2020	14.05	.31	(.04)	.27	(.32)	(.20)	(.52)	13.80	1.95	2,298		.35		.66		2.28
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08	2,027		.35		.68		2.54
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43	1,555		.38		.72		2.47
Class C:
10/31/2022	15.99	.20	(2.18)	(1.98)	(.21)	(.10)	(.31)	13.70	(12.58)	342		1.04		1.33		1.33
10/31/2021	13.70	.17	2.38	2.55	(.18)	(.08)	(.26)	15.99	18.76	414		1.04		1.34		1.13
10/31/2020	13.94	.22	(.04)	.18	(.22)	(.20)	(.42)	13.70	1.32	331		1.05		1.36		1.58
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24	327		1.05		1.38		1.84
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68	268		1.08		1.42		1.77
Class T:
10/31/2022	16.11	.35	(2.19)	(1.84)	(.36)	(.10)	(.46)	13.81	(11.65)[8]	—	[9]	.04	[8]	.33	[8]	2.33	[8]
10/31/2021	13.80	.33	2.39	2.72	(.33)	(.08)	(.41)	16.11	19.93 [8]	—	[9]	.04	[8]	.34	[8]	2.14	[8]
10/31/2020	14.05	.36	(.05)	.31	(.36)	(.20)	(.56)	13.80	2.26 [8]	—	[9]	.05	[8]	.36	[8]	2.58	[8]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40 [8]	—	[9]	.05	[8]	.38	[8]	2.85	[8]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72 [8]	—	[9]	.09	[8]	.43	[8]	2.76	[8]
Class F-1:
10/31/2022	16.11	.30	(2.20)	(1.90)	(.31)	(.10)	(.41)	13.80	(12.02)	241		.39		.68		1.98
10/31/2021	13.80	.28	2.39	2.67	(.28)	(.08)	(.36)	16.11	19.53	286		.38		.68		1.79
10/31/2020	14.04	.31	(.04)	.27	(.31)	(.20)	(.51)	13.80	1.98	233		.39		.70		2.25
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96	247		.39		.72		2.50
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44	188		.39		.73		2.45
Class F-2:
10/31/2022	16.14	.34	(2.20)	(1.86)	(.35)	(.10)	(.45)	13.83	(11.76)	439		.12		.41		2.26
10/31/2021	13.82	.32	2.40	2.72	(.32)	(.08)	(.40)	16.14	19.89	450		.11		.41		2.05
10/31/2020	14.07	.35	(.05)	.30	(.35)	(.20)	(.55)	13.82	2.17	282		.12		.43		2.51
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31	272		.13		.46		2.76
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70	179		.13		.47		2.71
Class F-3:
10/31/2022	16.13	.36	(2.20)	(1.84)	(.37)	(.10)	(.47)	13.82	(11.67)	115		.01		.30		2.37
10/31/2021	13.81	.34	2.40	2.74	(.34)	(.08)	(.42)	16.13	20.02	98		.01		.31		2.15
10/31/2020	14.06	.36	(.05)	.31	(.36)	(.20)	(.56)	13.81	2.29	60		.02		.33		2.61
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43	54		.02		.35		2.91
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80	53		.02		.36		2.81

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	83

Financial highlights (continued)

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)						Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2022	$10.20	$.15	$(.91)	$(.76)	$(.15)	$(.01)	$(.16)	$9.28	(7.49)%	$1,666		.37%		.37%		.63%		1.57%
10/31/2021	10.40	.06	(.06)	— [7]	(.19)	(.01)	(.20)	10.20	(.07)	1,906		.38		.38		.63		.62
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	1,805		.39		.39		.66		1.25
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07	1,035		.39		.39		.68		1.82
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)	929		.39		.39		.69		1.52
Class C:
10/31/2022	10.18	.08	(.90)	(.82)	(.09)	(.01)	(.10)	9.26	(8.12)	104		1.07		1.07		1.33		.85
10/31/2021	10.38	(.01)	(.06)	(.07)	(.12)	(.01)	(.13)	10.18	(.70)	143		1.08		1.08		1.33		(.09)
10/31/2020	10.00	.06	.40	.46	(.08)	—	(.08)	10.38	4.58	174		1.09		1.09		1.36		.57
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
Class T:
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.12)[8]	—	[9]	.07	[8]	.07	[8]	.33	[8]	1.87	[8]
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22 [8]	—	[9]	.09	[8]	.09	[8]	.34	[8]	.91	[8]
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.70 [8]	—	[9]	.10	[8]	.10	[8]	.37	[8]	1.61	[8]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [8]	—	[9]	.10	[8]	.10	[8]	.39	[8]	2.11	[8]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[8]	—	[9]	.10	[8]	.10	[8]	.40	[8]	1.81	[8]
Class F-1:
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.51)	32		.38		.38		.64		1.54
10/31/2021	10.40	.06	(.07)	(.01)	(.18)	(.01)	(.19)	10.20	(.09)	53		.39		.39		.64		.60
10/31/2020	10.01	.12	.42	.54	(.15)	—	(.15)	10.40	5.42	65		.38		.38		.65		1.17
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
Class F-2:
10/31/2022	10.20	.18	(.92)	(.74)	(.17)	(.01)	(.18)	9.28	(7.27)	314		.12		.12		.38		1.81
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.18	422		.13		.13		.38		.87
10/31/2020	10.01	.15	.41	.56	(.17)	—	(.17)	10.40	5.68	412		.12		.12		.39		1.41
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
Class F-3:
10/31/2022	10.20	.19	(.91)	(.72)	(.19)	(.01)	(.20)	9.28	(7.16)	64		.01		.01		.27		1.93
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	74		.02		.02		.27		1.01
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.77	53		.03		.03		.30		1.46
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92

Refer to the end of the tables for footnotes.

84	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)						Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2022	$10.20	$.15	$(.91)	$(.76)	$(.15)	$(.01)	$(.16)	$9.28	(7.49)%	$181		.37%		.37%		.63%		1.57%
10/31/2021	10.39	.06	(.05)	.01	(.19)	(.01)	(.20)	10.20	.03	214		.37		.37		.62		.63
10/31/2020	10.00	.13	.41	.54	(.15)	—	(.15)	10.39	5.40	211		.39		.39		.66		1.25
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07	132		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)	101		.42		.42		.72		1.51
Class 529-C:
10/31/2022	10.18	.08	(.91)	(.83)	(.08)	(.01)	(.09)	9.26	(8.17)	12		1.13		1.13		1.39		.81
10/31/2021	10.39	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.18	(.82)	17		1.13		1.13		1.38		(.13)
10/31/2020	10.00	.06	.40	.46	(.07)	—	(.07)	10.39	4.60	21		1.15		1.15		1.42		.61
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27	31		1.16		1.16		1.45		1.05
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)	27		1.17		1.17		1.47		.74
Class 529-E:
10/31/2022	10.19	.13	(.90)	(.77)	(.13)	(.01)	(.14)	9.28	(7.61)	5		.59		.59		.85		1.34
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.30)	7		.60		.60		.85		.40
10/31/2020	10.00	.11	.40	.51	(.12)	—	(.12)	10.39	5.16	8		.61		.61		.88		1.06
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84	6		.62		.62		.91		1.59
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)	4		.63		.63		.93		1.29
Class 529-T:
10/31/2022	10.20	.18	(.91)	(.73)	(.17)	(.01)	(.18)	9.29	(7.19)[8]	—	[9]	.14	[8]	.14	[8]	.40	[8]	1.80	[8]
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.16 [8]	—	[9]	.15	[8]	.15	[8]	.40	[8]	.85	[8]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.63 [8]	—	[9]	.16	[8]	.16	[8]	.43	[8]	1.54	[8]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31 [8]	—	[9]	.17	[8]	.17	[8]	.46	[8]	2.04	[8]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[8]	—	[9]	.17	[8]	.17	[8]	.47	[8]	1.74	[8]
Class 529-F-1:
10/31/2022	10.20	.17	(.91)	(.74)	(.17)	(.01)	(.18)	9.28	(7.33)[8]	—	[9]	.19	[8]	.19	[8]	.45	[8]	1.75	[8]
10/31/2021	10.40	.08	(.06)	.02	(.21)	(.01)	(.22)	10.20	.13 [8]	—	[9]	.19	[8]	.19	[8]	.44	[8]	.81	[8]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.64 [8]	—	[9]	.15	[8]	.15	[8]	.42	[8]	1.52	[8]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42	29		.17		.17		.46		2.05
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)	21		.17		.17		.47		1.75
Class 529-F-2:
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.16)	39		.11		.11		.37		1.83
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.17	44		.14		.14		.39		.86
10/31/2020[11,12]	10.40	—	—	—	—	—	—	10.40	—	40		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	85

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)						Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2022	$10.20	$.18	$(.90)	$(.72)	$(.18)	$(.01)	$(.19)	$9.29	(7.13)%	$—	[9]	.08%		.08%		.34%		1.86%
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22	—	[9]	.15		.09		.34		.90
10/31/2020[11,12]	10.40	—	—	—	—	—	—	10.40	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2022	10.21	.17	(.92)	(.75)	(.16)	(.01)	(.17)	9.29	(7.42)	1		.30		.25		.51		1.71
10/31/2021	10.40	.08	(.06)	.02	(.20)	(.01)	(.21)	10.21	.17	1		.25		.19		.44		.82
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	—	[9]	.39		.33		.60		1.30
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[9]	.40		.34		.63		1.89
10/31/2018[11,13]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [8,14]	—	[9]	.10	[8,14]	.08	[8,14]	.38	[8,14]	.52 [8,14]
Class ABLE-F-2:
10/31/2022	10.21	.19	(.89)	(.70)	(.18)	(.01)	(.19)	9.32	(6.94)	—	[9]	.09		.03		.29		1.93
10/31/2021	10.40	.10	(.06)	.04	(.22)	(.01)	(.23)	10.21	.32	—	[9]	.09		.03		.28		.96
10/31/2020[11,12]	10.40	—	—	—	—	—	—	10.40	—	—	[9]	—		—		—		—
Class R-1:
10/31/2022	10.18	.08	(.91)	(.83)	(.08)	(.01)	(.09)	9.26	(8.13)	1		1.11		1.11		1.37		.84
10/31/2021	10.39	(.02)	(.06)	(.08)	(.12)	(.01)	(.13)	10.18	(.83)	1		1.16		1.16		1.41		(.16)
10/31/2020	10.01	.04	.41	.45	(.07)	—	(.07)	10.39	4.50	1		1.18		1.18		1.45		.41
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[9]	1.18		1.18		1.47		1.02
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[9]	1.15		1.15		1.45		.70
Class R-2:
10/31/2022	10.16	.08	(.90)	(.82)	(.09)	(.01)	(.10)	9.24	(8.13)	18		1.09		1.09		1.35		.86
10/31/2021	10.37	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.16	(.80)	19		1.12		1.12		1.37		(.12)
10/31/2020	9.98	.06	.40	.46	(.07)	—	(.07)	10.37	4.66	25		1.13		1.13		1.40		.55
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
Class R-2E:
10/31/2022	10.20	.10	(.90)	(.80)	(.11)	(.01)	(.12)	9.28	(7.91)	1		.82		.82		1.08		1.06
10/31/2021	10.40	.01	(.06)	(.05)	(.14)	(.01)	(.15)	10.20	(.54)	1		.86		.85		1.10		.13
10/31/2020	10.01	.08	.41	.49	(.10)	—	(.10)	10.40	4.95	1		.83		.83		1.10		.82
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02

Refer to the end of the tables for footnotes.

86	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)				Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2022	$10.19	$.13	$(.92)	$(.79)	$(.12)	$(.01)	$(.13)	$9.27	(7.74)%	$29		.64%	.64%	.90%	1.31%
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.35)	29		.66	.66	.91	.34
10/31/2020	10.00	.10	.41	.51	(.12)	—	(.12)	10.39	5.12	29		.67	.67	.94	.99
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19		.67	.67	.96	1.54
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67	.67	.97	1.24
Class R-4:
10/31/2022	10.20	.16	(.91)	(.75)	(.15)	(.01)	(.16)	9.29	(7.36)	13		.33	.33	.59	1.60
10/31/2021	10.40	.07	(.07)	— [7]	(.19)	(.01)	(.20)	10.20	(.05)	15		.35	.35	.60	.64
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.43	17		.36	.36	.63	1.31
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12		.37	.37	.66	1.84
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37	.37	.67	1.55
Class R-5E:
10/31/2022	10.21	.18	(.92)	(.74)	(.17)	(.01)	(.18)	9.29	(7.29)	4		.16	.16	.42	1.80
10/31/2021	10.41	.08	(.06)	.02	(.21)	(.01)	(.22)	10.21	.13	3		.17	.17	.42	.82
10/31/2020	10.02	.15	.41	.56	(.17)	—	(.17)	10.41	5.61	3		.18	.18	.45	1.46
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2		.18	.18	.47	2.04
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[9]	.17	.17	.47	1.81
Class R-5:
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.11)	6		.06	.06	.32	1.87
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.24	5		.07	.07	.32	.92
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.72	6		.08	.08	.35	1.50
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2		.09	.09	.38	2.12
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2		.08	.08	.38	1.80
Class R-6:
10/31/2022	10.20	.19	(.90)	(.71)	(.19)	(.01)	(.20)	9.29	(7.06)	32		.01	.01	.27	1.92
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	44		.02	.02	.27	.97
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.76	44		.03	.03	.30	1.59
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23		.03	.03	.32	2.18
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13		.03	.03	.33	1.88

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	87

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		(Loss) income from investment operations[1]									Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]
Year ended	Net asset value, beginning of year	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)						Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2022	$9.99	$.09		$(.71)	$(.62)	$(.11)	$9.26	(6.24)%	$459		.34%		.34%		.61%		.91%
10/31/2021	10.03	.07		(.01)	.06	(.10)	9.99	.60	525		.35		.35		.63		.70
10/31/2020	9.88	.13		.16	.29	(.14)	10.03	2.98	426		.37		.36		.66		1.27
10/31/2019	9.57	.17		.31	.48	(.17)	9.88	5.03	333		.38		.37		.70		1.71
10/31/2018	9.79	.16		(.22)	(.06)	(.16)	9.57	(.59)	307		.40		.39		.73		1.69
Class C:
10/31/2022	9.97	.02		(.71)	(.69)	(.04)	9.24	(6.91)	25		1.04		1.04		1.31		.19
10/31/2021	10.01	—	[7]	— [7]	— [7]	(.04)	9.97	(.05)	37		1.05		1.05		1.33		.01
10/31/2020	9.87	.06		.15	.21	(.07)	10.01	2.16	39		1.07		1.06		1.36		.58
10/31/2019	9.56	.10		.31	.41	(.10)	9.87	4.28	39		1.08		1.07		1.40		1.01
10/31/2018	9.78	.10		(.23)	(.13)	(.09)	9.56	(1.30)	44		1.10		1.09		1.43		.99
Class T:
10/31/2022	9.99	.12		(.71)	(.59)	(.14)	9.26	(5.97)[8]	—	[9]	.05	[8]	.05	[8]	.32	[8]	1.21	[8]
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.89 [8]	—	[9]	.05	[8]	.05	[8]	.33	[8]	1.00	[8]
10/31/2020	9.88	.16		.16	.32	(.17)	10.03	3.28 [8]	—	[9]	.07	[8]	.07	[8]	.37	[8]	1.58	[8]
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.34 [8]	—	[9]	.08	[8]	.07	[8]	.40	[8]	2.01	[8]
10/31/2018	9.79	.19		(.22)	(.03)	(.19)	9.57	(.31)[8]	—	[9]	.11	[8]	.10	[8]	.44	[8]	1.98	[8]
Class F-1:
10/31/2022	10.00	.08		(.71)	(.63)	(.10)	9.27	(6.30)	3		.39		.39		.66		.79
10/31/2021	10.03	.07		(.01)	.06	(.09)	10.00	.65	7		.40		.40		.68		.66
10/31/2020	9.88	.12		.17	.29	(.14)	10.03	2.93	9		.39		.39		.70		1.16
10/31/2019	9.57	.16		.31	.47	(.16)	9.88	4.95	4		.43		.41		.74		1.66
10/31/2018	9.80	.16		(.23)	(.07)	(.16)	9.57	(.73)	4		.42		.41		.75		1.66
Class F-2:
10/31/2022	9.99	.10		(.70)	(.60)	(.13)	9.26	(6.04)	98		.12		.12		.39		1.08
10/31/2021	10.03	.09		(.01)	.08	(.12)	9.99	.83	171		.12		.12		.40		.92
10/31/2020	9.88	.15		.16	.31	(.16)	10.03	3.21	112		.13		.13		.43		1.47
10/31/2019	9.57	.19		.31	.50	(.19)	9.88	5.28	58		.14		.13		.46		1.94
10/31/2018	9.79	.19		(.22)	(.03)	(.19)	9.57	(.33)	43		.14		.13		.47		1.95
Class F-3:
10/31/2022	9.99	.11		(.70)	(.59)	(.14)	9.26	(5.93)	15		.01		.01		.28		1.14
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.93	42		.02		.02		.30		1.01
10/31/2020	9.88	.15		.17	.32	(.17)	10.03	3.32	19		.04		.03		.33		1.54
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.37	7		.04		.03		.36		2.01
10/31/2018	9.79	.20		(.22)	(.02)	(.20)	9.57	(.23)	2		.04		.04		.38		2.03

Refer to the end of the tables for footnotes.

88	American Funds Portfolio Series

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2022	2021		2020	2019		2018
Global Growth Portfolio	5%	5%		27%	3%		1%
Growth Portfolio	2	5		30	—	[15]	—	[15]
Growth and Income Portfolio	7	18		13	1		—	[15]
Moderate Growth and Income Portfolio	2	11		17	1		—	[15]
Conservative Growth and Income Portfolio	4	30		23	1		2
Tax-Aware Conservative Growth and Income Portfolio	4	—	[15]	14	1		2
Preservation Portfolio	20	17		1	4		8
Tax-Exempt Preservation Portfolio	20	5		7	15		13

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from Virginia529 and/or CRMC. During some of the years shown, Virginia529 waived a portion of ABLE plan services fees for existing Class ABLE shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Amount less than .01%.
[11]	Based on operations for a period that is less than a full year.
[12]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[13]	Class ABLE-A shares began investment operations on July 13, 2018.
[14]	Not annualized.
[15]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Portfolio Series	89

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Portfolio Series (the “Funds”) comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Moderate Growth and Income Portfolio, American Funds Conservative Growth and Income Portfolio, American Funds Tax-Aware Conservative Growth and Income Portfolio, American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio, including the investment portfolios, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2022, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
December 8, 2022

We have served as the auditor of one or more American Funds investment companies since 1956.

90	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2022, through October 31, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	91

Expense example (continued)

Global Growth Portfolio

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$899.84	$1.77	.37%	$3.88	.81%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.13	.81
Class C – actual return	1,000.00	895.71	5.40	1.13	7.50	1.57
Class C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.98	1.57
Class T – actual return	1,000.00	900.51	.53	.11	2.63	.55
Class T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.80	.55
Class F-1 – actual return	1,000.00	899.48	1.87	.39	3.97	.83
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	4.23	.83
Class F-2 – actual return	1,000.00	900.30	.57	.12	2.68	.56
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.85	.56
Class F-3 – actual return	1,000.00	901.13	.05	.01	2.16	.45
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45
Class 529-A – actual return	1,000.00	899.12	2.01	.42	4.12	.86
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	4.38	.86
Class 529-C – actual return	1,000.00	896.18	5.64	1.18	7.74	1.62
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	8.24	1.62
Class 529-E – actual return	1,000.00	898.49	3.01	.63	5.12	1.07
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.45	1.07
Class 529-T – actual return	1,000.00	900.46	.77	.16	2.87	.60
Class 529-T – assumed 5% return	1,000.00	1,024.40	.82	.16	3.06	.60
Class 529-F-1 – actual return	1,000.00	900.46	.96	.20	3.07	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	3.26	.64
Class 529-F-2 – actual return	1,000.00	900.31	.62	.13	2.73	.57
Class 529-F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.91	.57
Class 529-F-3 – actual return	1,000.00	900.78	.38	.08	2.49	.52
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	2.65	.52
Class ABLE-A – actual return	1,000.00	899.89	1.15	.24	3.26	.68
Class ABLE-A – assumed 5% return	1,000.00	1,024.00	1.22	.24	3.47	.68
Class ABLE-F-2 – actual return	1,000.00	901.30	.29	.06	2.40	.50
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.55	.50
Class R-1 – actual return	1,000.00	896.37	4.83	1.01	6.93	1.45
Class R-1 – assumed 5% return	1,000.00	1,020.11	5.14	1.01	7.37	1.45
Class R-2 – actual return	1,000.00	896.39	5.21	1.09	7.31	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.78	1.53
Class R-2E – actual return	1,000.00	897.54	3.87	.81	5.98	1.25
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.36	1.25
Class R-3 – actual return	1,000.00	898.43	3.11	.65	5.22	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.55	1.09
Class R-4 – actual return	1,000.00	899.64	1.58	.33	3.69	.77
Class R-4 – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.92	.77
Class R-5E – actual return	1,000.00	900.62	.72	.15	2.83	.59
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	3.01	.59
Class R-5 – actual return	1,000.00	900.88	.29	.06	2.40	.50
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.55	.50
Class R-6 – actual return	1,000.00	901.11	.05	.01	2.16	.45
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45

Refer to the end of the tables for footnotes.

92	American Funds Portfolio Series

Expense example (continued)

Growth Portfolio

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$911.03	$1.78	.37%	$3.56	.74%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class C – actual return	1,000.00	907.31	5.38	1.12	7.16	1.49
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class T – actual return	1,000.00	912.10	.48	.10	2.27	.47
Class T – assumed 5% return	1,000.00	1,024.70	.51	.10	2.40	.47
Class F-1 – actual return	1,000.00	911.03	1.83	.38	3.61	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class F-2 – actual return	1,000.00	912.43	.53	.11	2.31	.48
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.45	.48
Class F-3 – actual return	1,000.00	912.74	.05	.01	1.83	.38
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38
Class 529-A – actual return	1,000.00	910.86	2.02	.42	3.80	.79
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	4.02	.79
Class 529-C – actual return	1,000.00	907.18	5.62	1.17	7.40	1.54
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.83	1.54
Class 529-E – actual return	1,000.00	909.49	2.98	.62	4.76	.99
Class 529-E – assumed 5% return	1,000.00	1,022.08	3.16	.62	5.04	.99
Class 529-T – actual return	1,000.00	912.05	.77	.16	2.55	.53
Class 529-T – assumed 5% return	1,000.00	1,024.40	.82	.16	2.70	.53
Class 529-F-1 – actual return	1,000.00	911.70	.96	.20	2.75	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.91	.57
Class 529-F-2 – actual return	1,000.00	911.92	.63	.13	2.41	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.55	.50
Class 529-F-3 – actual return	1,000.00	912.32	.39	.08	2.17	.45
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	2.29	.45
Class ABLE-A – actual return	1,000.00	911.61	1.16	.24	2.94	.61
Class ABLE-A – assumed 5% return	1,000.00	1,024.00	1.22	.24	3.11	.61
Class ABLE-F-2 – actual return	1,000.00	912.40	.24	.05	2.02	.42
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.14	.42
Class R-1 – actual return	1,000.00	908.03	5.29	1.10	7.07	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class R-2 – actual return	1,000.00	907.71	5.19	1.08	6.97	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.37	1.45
Class R-2E – actual return	1,000.00	909.27	3.90	.81	5.68	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.01	1.18
Class R-3 – actual return	1,000.00	909.57	3.13	.65	4.91	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.19	1.02
Class R-4 – actual return	1,000.00	911.37	1.64	.34	3.42	.71
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.62	.71
Class R-5E – actual return	1,000.00	912.28	.72	.15	2.51	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.65	.52
Class R-5 – actual return	1,000.00	912.44	.24	.05	2.02	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.14	.42
Class R-6 – actual return	1,000.00	912.71	.05	.01	1.83	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	93

Expense example (continued)

Growth and Income Portfolio

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$930.64	$1.61	.33%	$3.21	.66%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.36	.66
Class C – actual return	1,000.00	926.98	5.20	1.07	6.80	1.40
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.12	1.40
Class T – actual return	1,000.00	931.43	.34	.07	1.95	.40
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	2.04	.40
Class F-1 – actual return	1,000.00	930.44	1.85	.38	3.45	.71
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.62	.71
Class F-2 – actual return	1,000.00	931.27	.54	.11	2.14	.44
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.24	.44
Class F-3 – actual return	1,000.00	932.33	.05	.01	1.66	.34
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34
Class 529-A – actual return	1,000.00	930.45	1.80	.37	3.41	.70
Class 529-A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.57	.70
Class 529-C – actual return	1,000.00	926.26	5.49	1.13	7.09	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.43	1.46
Class 529-E – actual return	1,000.00	929.17	2.92	.60	4.52	.93
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.74	.93
Class 529-T – actual return	1,000.00	931.23	.54	.11	2.14	.44
Class 529-T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.24	.44
Class 529-F-1 – actual return	1,000.00	930.83	.97	.20	2.58	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.70	.53
Class 529-F-2 – actual return	1,000.00	931.78	.54	.11	2.14	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.24	.44
Class 529-F-3 – actual return	1,000.00	931.41	.34	.07	1.95	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.04	.40
Class ABLE-A – actual return	1,000.00	930.92	1.12	.23	2.73	.56
Class ABLE-A – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.85	.56
Class ABLE-F-2 – actual return	1,000.00	931.36	.15	.03	1.75	.36
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.84	.36
Class R-1 – actual return	1,000.00	926.52	5.24	1.08	6.85	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.17	1.41
Class R-2 – actual return	1,000.00	926.93	5.20	1.07	6.80	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.12	1.40
Class R-2E – actual return	1,000.00	928.09	3.89	.80	5.49	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.75	1.13
Class R-3 – actual return	1,000.00	928.80	3.11	.64	4.72	.97
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.94	.97
Class R-4 – actual return	1,000.00	929.98	1.65	.34	3.26	.67
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.41	.67
Class R-5E – actual return	1,000.00	930.97	.73	.15	2.34	.48
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.45	.48
Class R-5 – actual return	1,000.00	931.71	.29	.06	1.90	.39
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.99	.39
Class R-6 – actual return	1,000.00	931.84	.05	.01	1.66	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

Refer to the end of the tables for footnotes.

94	American Funds Portfolio Series

Expense example (continued)

Moderate Growth and Income Portfolio

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$933.53	$1.51	.31%	$3.12	.64%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.26	.64
Class C – actual return	1,000.00	929.86	5.16	1.06	6.76	1.39
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.07	1.39
Class T – actual return	1,000.00	934.31	.20	.04	1.80	.37
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.89	.37
Class F-1 – actual return	1,000.00	933.24	1.80	.37	3.41	.70
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.57	.70
Class F-2 – actual return	1,000.00	934.05	.54	.11	2.14	.44
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.24	.44
Class F-3 – actual return	1,000.00	934.48	.05	.01	1.66	.34
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34
Class 529-A – actual return	1,000.00	933.27	1.75	.36	3.36	.69
Class 529-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class 529-C – actual return	1,000.00	929.84	5.40	1.11	7.00	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.32	1.44
Class 529-E – actual return	1,000.00	932.54	2.87	.59	4.48	.92
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.69	.92
Class 529-T – actual return	1,000.00	934.57	.54	.11	2.15	.44
Class 529-T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.24	.44
Class 529-F-1 – actual return	1,000.00	934.26	.88	.18	2.49	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.60	.51
Class 529-F-2 – actual return	1,000.00	933.96	.49	.10	2.10	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.19	.43
Class 529-F-3 – actual return	1,000.00	934.11	.34	.07	1.95	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.04	.40
Class ABLE-A – actual return	1,000.00	933.68	1.12	.23	2.73	.56
Class ABLE-A – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.85	.56
Class ABLE-F-2 – actual return	1,000.00	934.72	.15	.03	1.76	.36
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.84	.36
Class R-1 – actual return	1,000.00	929.76	5.25	1.08	6.86	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.17	1.41
Class R-2 – actual return	1,000.00	929.92	5.16	1.06	6.76	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.07	1.39
Class R-2E – actual return	1,000.00	931.03	3.89	.80	5.50	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.75	1.13
Class R-3 – actual return	1,000.00	932.28	3.12	.64	4.72	.97
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.94	.97
Class R-4 – actual return	1,000.00	933.32	1.71	.35	3.31	.68
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.47	.68
Class R-5E – actual return	1,000.00	934.39	.73	.15	2.34	.48
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.45	.48
Class R-5 – actual return	1,000.00	934.98	.24	.05	1.85	.38
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.94	.38
Class R-6 – actual return	1,000.00	934.60	.05	.01	1.66	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	95

Expense example (continued)

Conservative Growth and Income Portfolio

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$945.15	$1.52	.31%	$2.94	.60%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.06	.60
Class C – actual return	1,000.00	941.83	5.14	1.05	6.56	1.34
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	6.82	1.34
Class T – actual return	1,000.00	947.28	.25	.05	1.67	.34
Class T – assumed 5% return	1,000.00	1,024.95	.26	.05	1.73	.34
Class F-1 – actual return	1,000.00	944.96	1.81	.37	3.24	.66
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.36	.66
Class F-2 – actual return	1,000.00	946.26	.54	.11	1.96	.40
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.04	.40
Class F-3 – actual return	1,000.00	947.48	.05	.01	1.47	.30
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30
Class 529-A – actual return	1,000.00	945.75	1.67	.34	3.09	.63
Class 529-A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.21	.63
Class 529-C – actual return	1,000.00	941.57	5.43	1.11	6.85	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.12	1.40
Class 529-E – actual return	1,000.00	943.76	2.84	.58	4.26	.87
Class 529-E – assumed 5% return	1,000.00	1,022.28	2.96	.58	4.43	.87
Class 529-T – actual return	1,000.00	947.07	.44	.09	1.86	.38
Class 529-T – assumed 5% return	1,000.00	1,024.75	.46	.09	1.94	.38
Class 529-F-1 – actual return	1,000.00	945.87	.88	.18	2.31	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.40	.47
Class 529-F-2 – actual return	1,000.00	946.20	.54	.11	1.96	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.04	.40
Class 529-F-3 – actual return	1,000.00	946.38	.34	.07	1.77	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.84	.36
Class ABLE-A – actual return	1,000.00	945.32	1.08	.22	2.50	.51
Class ABLE-A – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.60	.51
Class ABLE-F-2 – actual return	1,000.00	947.19	.10	.02	1.52	.31
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.58	.31
Class R-1 – actual return	1,000.00	941.88	5.19	1.06	6.61	1.35
Class R-1 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.87	1.35
Class R-2 – actual return	1,000.00	941.63	5.29	1.08	6.70	1.37
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	6.97	1.37
Class R-2E – actual return	1,000.00	943.37	3.67	.75	5.09	1.04
Class R-2E – assumed 5% return	1,000.00	1,021.42	3.82	.75	5.30	1.04
Class R-3 – actual return	1,000.00	944.27	3.09	.63	4.51	.92
Class R-3 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.69	.92
Class R-4 – actual return	1,000.00	945.80	1.67	.34	3.09	.63
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.21	.63
Class R-5E – actual return	1,000.00	945.94	.74	.15	2.16	.44
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.24	.44
Class R-5 – actual return	1,000.00	947.33	.29	.06	1.72	.35
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.79	.35
Class R-6 – actual return	1,000.00	946.81	.05	.01	1.47	.30
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30

Refer to the end of the tables for footnotes.

96	American Funds Portfolio Series

Expense example (continued)

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$946.76	$1.62	.33%	$3.04	.62%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.16	.62
Class C – actual return	1,000.00	944.12	5.05	1.03	6.47	1.32
Class C – assumed 5% return	1,000.00	1,020.01	5.24	1.03	6.72	1.32
Class T – actual return	1,000.00	948.93	.20	.04	1.62	.33
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.68	.33
Class F-1 – actual return	1,000.00	947.15	1.91	.39	3.34	.68
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.47	.68
Class F-2 – actual return	1,000.00	948.60	.59	.12	2.01	.41
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.09	.41
Class F-3 – actual return	1,000.00	949.12	.05	.01	1.47	.30
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	97

Expense example (continued)

Preservation Portfolio

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$965.91	$1.83	.37%	$3.12	.63%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.21	.63
Class C – actual return	1,000.00	962.44	5.29	1.07	6.58	1.33
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.77	1.33
Class T – actual return	1,000.00	967.39	.35	.07	1.64	.33
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.68	.33
Class F-1 – actual return	1,000.00	965.89	1.83	.37	3.12	.63
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.21	.63
Class F-2 – actual return	1,000.00	967.12	.59	.12	1.88	.38
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	1.94	.38
Class F-3 – actual return	1,000.00	967.66	.05	.01	1.34	.27
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.38	.27
Class 529-A – actual return	1,000.00	965.94	1.78	.36	3.07	.62
Class 529-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.16	.62
Class 529-C – actual return	1,000.00	962.12	5.59	1.13	6.87	1.39
Class 529-C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.07	1.39
Class 529-E – actual return	1,000.00	965.83	2.92	.59	4.21	.85
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.33	.85
Class 529-T – actual return	1,000.00	967.05	.69	.14	1.98	.40
Class 529-T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.04	.40
Class 529-F-1 – actual return	1,000.00	966.75	.99	.20	2.28	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.35	.46
Class 529-F-2 – actual return	1,000.00	968.20	.55	.11	1.84	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.89	.37
Class 529-F-3 – actual return	1,000.00	968.32	.40	.08	1.69	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.73	.34
Class ABLE-A – actual return	1,000.00	966.36	1.14	.23	2.43	.49
Class ABLE-A – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.50	.49
Class ABLE-F-2 – actual return	1,000.00	967.40	.15	.03	1.44	.29
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.48	.29
Class R-1 – actual return	1,000.00	962.43	5.44	1.10	6.73	1.36
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	6.92	1.36
Class R-2 – actual return	1,000.00	963.43	5.30	1.07	6.58	1.33
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.77	1.33
Class R-2E – actual return	1,000.00	963.77	4.06	.82	5.35	1.08
Class R-2E – assumed 5% return	1,000.00	1,021.07	4.18	.82	5.50	1.08
Class R-3 – actual return	1,000.00	964.64	3.17	.64	4.46	.90
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.58	.90
Class R-4 – actual return	1,000.00	967.14	1.64	.33	2.93	.59
Class R-4 – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.01	.59
Class R-5E – actual return	1,000.00	966.99	.74	.15	2.03	.41
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.09	.41
Class R-5 – actual return	1,000.00	968.46	.30	.06	1.59	.32
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.63	.32
Class R-6 – actual return	1,000.00	967.70	.05	.01	1.34	.27
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.38	.27

Refer to the end of the tables for footnotes.

98	American Funds Portfolio Series

Expense example (continued)

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$985.66	$1.70	.34%	$3.05	.61%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.11	.61
Class C – actual return	1,000.00	982.08	5.20	1.04	6.54	1.31
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.67	1.31
Class T – actual return	1,000.00	987.10	.20	.04	1.55	.31
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.58	.31
Class F-1 – actual return	1,000.00	985.28	2.00	.40	3.35	.67
Class F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.41	.67
Class F-2 – actual return	1,000.00	986.72	.60	.12	1.95	.39
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	1.99	.39
Class F-3 – actual return	1,000.00	987.26	.05	.01	1.40	.28
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	99

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2022:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Long-term capital gains	$255,946,000	$628,840,000	$635,207,000	$519,201,000
Foreign taxes (per share)	$0.0096	$0.0022	$0.0012	$0.0010
Foreign source income (per share)	$0.1116	$0.0022	$0.0481	$0.0334
Qualified dividend income	100%	100%	100%	$193,025,000
Section 199A dividends	—	—	—	$3,505,000
Section 163(j) interest dividends	$352,000	—	$57,189,000	$74,935,000
Corporate dividends received deduction	$20,357,000	100%	$154,183,000	$132,370,000
U.S. government income that may be exempt from state taxation	$18,000	$7,000	$20,902,000	$24,884,000

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$146,276,000	$40,135,000	$3,442,000	—
Foreign taxes (per share)	—	$0.0003	—	—
Foreign source income (per share)	—	$0.0421	—	—
Qualified dividend income	$116,755,000	100%*	$4,000	—
Section 199A dividends	$3,265,000	—	—	—
Section 163(j) interest dividends	$132,988,000	$357,000	$47,622,000	—
Corporate dividends received deduction	$77,067,000	$37,471,000	$4,000	—
Exempt interest dividends	—	$52,160,000	—	$6,530,000
U.S. government income that may be exempt from state taxation	$16,184,000	$161,000	$28,326,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

100	American Funds Portfolio Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2012	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	96	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
Merit E. Janow, 1958	2012	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	86	None
Bradley J. Vogt, 1965	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 102 for footnotes.

American Funds Portfolio Series	101

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Samir Mathur, 1965 President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Walt Burkley, 1966 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Capital Group Private Client Services, Inc.[6]
William L. Robbins, 1968 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company;
Partner — Capital International Investors, Capital Bank and Trust Company[6] ;
		Chair and Director, Capital Group International, Inc.[6]
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President, Secretary and Director, Capital Group Companies Global[6]; Senior Vice President, Secretary and Director, Capital Group International, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

102	American Funds Portfolio Series

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American Funds Portfolio Series	103

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104	American Funds Portfolio Series

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American Funds Portfolio Series	105

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106	American Funds Portfolio Series

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American Funds Portfolio Series	107

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box

2280 Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street

Los Angeles, CA 90071-1406

108	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved.Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemTM – has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,“in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFPS

Registrant:

a) Audit Fees:
Audit	2021	80,000
	2022	70,000

b) Audit-Related Fees:
	2021	8,000
	2022	11,000

c) Tax Fees:
	2021	31,000
	2022	32,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,442,000
	2022	2,221,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,484,000 for fiscal year 2021 and $2,658,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: December 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 30, 2022

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 30, 2022